UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2020
Virtus KAR Capital Growth Fund*
Virtus KAR Global Quality Dividend Fund*
Virtus KAR Mid-Cap Core Fund*
Virtus KAR Mid-Cap Growth Fund*
Virtus KAR Small-Cap Core Fund*
Virtus KAR Small-Cap Growth Fund*
Virtus KAR Small-Cap Value Fund*
Virtus KAR Small-Mid Cap Core Fund*
Virtus Rampart Enhanced Core Equity Fund*
Virtus SGA Emerging Markets Growth Fund*
Virtus SGA Global Growth Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 977.20	1.22%	$ 6.03
	Class C	1,000.00	973.50	2.00	9.87
	Class I	1,000.00	973.40	1.00	4.93
	Class R6	1,000.00	979.90	0.72	3.56
KAR Global Quality Dividend Fund
	Class A	1,000.00	781.90	1.35	6.01
	Class C	1,000.00	778.90	2.10	9.34
	Class I	1,000.00	782.70	1.10	4.90
	Class R6	1,000.00	784.20	0.78	3.48
KAR Mid-Cap Core Fund
	Class A	1,000.00	877.80	1.20	5.63
	Class C	1,000.00	874.30	1.95	9.14
	Class I	1,000.00	878.70	0.95	4.46
	Class R6	1,000.00	879.10	0.87	4.09
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,017.60	1.32	6.66
	Class C	1,000.00	1,013.50	2.07	10.42
	Class I	1,000.00	1,017.50	1.07	5.40
	Class R6	1,000.00	1,018.20	0.83	4.19
KAR Small-Cap Core Fund
	Class A	1,000.00	863.50	1.27	5.92
	Class C	1,000.00	860.20	2.01	9.35
	Class I	1,000.00	864.60	1.00	4.66
	Class R6	1,000.00	864.80	0.93	4.34
KAR Small-Cap Growth Fund
	Class A	1,000.00	895.90	1.35	6.40
	Class C	1,000.00	892.50	2.08	9.84
	Class I	1,000.00	896.90	1.08	5.12
	Class R6	1,000.00	897.40	0.99	4.70
KAR Small-Cap Value Fund
	Class A	1,000.00	823.60	1.23	5.61
	Class C	1,000.00	820.50	1.98	9.01
	Class I	1,000.00	824.40	0.99	4.52
	Class R6	1,000.00	824.80	0.89	4.06

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Mid Cap Core Fund
	Class A	$1,000.00	$ 902.00	1.30%	$ 6.18
	Class C	1,000.00	898.20	2.05	9.73
	Class I	1,000.00	903.10	1.05	5.00
	Class R6	1,000.00	903.20	0.97	4.62
Rampart Enhanced Core Equity Fund
	Class A	1,000.00	855.30	1.20	5.57
	Class C	1,000.00	851.70	1.95	9.03
	Class I	1,000.00	855.70	0.95	4.41
	Class R6	1,000.00	856.50	0.91	4.22
SGA Emerging Markets Growth Fund
	Class A	1,000.00	883.70	1.48	6.97
	Class C	1,000.00	880.50	2.23	10.48
	Class I	1,000.00	884.90	1.23	5.80
	Class R6	1,000.00	885.90	1.05	4.95
SGA Global Growth Fund
	Class A	1,000.00	921.40	1.38	6.63
	Class C	1,000.00	917.90	2.13	10.21
	Class I	1,000.00	922.20	1.13	5.43
	Class R6	1,000.00	923.00	0.90	4.33

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.90	1.22%	$ 6.16
	Class C	1,000.00	1,015.00	2.00	10.08
	Class I	1,000.00	1,020.00	1.00	5.05
	Class R6	1,000.00	1,021.40	0.72	3.64
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.25	1.35	6.81
	Class C	1,000.00	1,014.50	2.10	10.58
	Class I	1,000.00	1,019.50	1.10	5.55
	Class R6	1,000.00	1,021.10	0.78	3.94
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,019.00	1.20	6.06
	Class C	1,000.00	1,015.25	1.95	9.82
	Class I	1,000.00	1,020.25	0.95	4.80
	Class R6	1,000.00	1,020.65	0.87	4.39
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.40	1.32	6.66
	Class C	1,000.00	1,014.65	2.07	10.43
	Class I	1,000.00	1,019.65	1.07	5.40
	Class R6	1,000.00	1,020.85	0.83	4.19
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.65	1.27	6.41
	Class C	1,000.00	1,014.95	2.01	10.13
	Class I	1,000.00	1,020.00	1.00	5.05
	Class R6	1,000.00	1,020.35	0.93	4.70
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.25	1.35	6.81
	Class C	1,000.00	1,014.60	2.08	10.48
	Class I	1,000.00	1,019.60	1.08	5.45
	Class R6	1,000.00	1,020.05	0.99	5.00
KAR Small-Cap Value Fund
	Class A	1,000.00	1,018.85	1.23	6.21
	Class C	1,000.00	1,015.10	1.98	9.97
	Class I	1,000.00	1,020.05	0.99	5.00
	Class R6	1,000.00	1,020.55	0.89	4.50
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.50	1.30	6.56
	Class C	1,000.00	1,014.75	2.05	10.33
	Class I	1,000.00	1,019.75	1.05	5.30
	Class R6	1,000.00	1,020.15	0.97	4.90
Rampart Enhanced Core Equity Fund
	Class A	1,000.00	1,019.00	1.20	6.06
	Class C	1,000.00	1,015.25	1.95	9.82
	Class I	1,000.00	1,020.25	0.95	4.80
	Class R6	1,000.00	1,020.45	0.91	4.60
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,017.60	1.48	7.47
	Class C	1,000.00	1,013.85	2.23	11.23
	Class I	1,000.00	1,018.85	1.23	6.21
	Class R6	1,000.00	1,019.75	1.05	5.30

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
SGA Global Growth Fund
	Class A	$1,000.00	$1,018.10	1.38%	$ 6.96
	Class C	1,000.00	1,014.35	2.13	10.73
	Class I	1,000.00	1,019.35	1.13	5.70
	Class R6	1,000.00	1,020.50	0.90	4.55

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2020
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
KAR Capital Growth Fund
Information Technology	27%
Consumer Discretionary	27
Communication Services	15
Industrials	10
Health Care	7
Financials	6
Consumer Staples	6
Other	2
Total	100%
KAR Global Quality Dividend Fund
Communication Services	18%
Financials	16
Information Technology	12
Utilities	11
Health Care	10
Real Estate	10
Consumer Staples	9
Other (includes short-term investment)	14
Total	100%

KAR Mid-Cap Core Fund
Industrials	35%
Health Care	19
Information Technology	18
Financials	13
Consumer Discretionary	6
Communication Services	4
Consumer Staples	3
Short-Term Investment	2
Total	100%
KAR Mid-Cap Growth Fund
Information Technology	32%
Consumer Discretionary	18
Industrials	14
Health Care	13
Consumer Staples	8
Financials	7
Communication Services	2
Short-Term Investment	6
Total	100%

KAR Small-Cap Core Fund
Industrials	33%
Financials	24
Information Technology	16
Communication Services	12
Consumer Discretionary	7
Health Care	3
Consumer Staples	2
Other (includes short-term investment)	3
Total	100%
KAR Small-Cap Growth Fund
Information Technology	24%
Communication Services	21
Financials	19
Industrials	17
Consumer Discretionary	9
Health Care	5
Consumer Staples	5
Short-Term Investment	— (1)
Total	100%
(1)Amount is less than 0.05%.

KAR Small-Cap Value Fund
Industrials	33%
Financials	21
Information Technology	13
Consumer Staples	8
Materials	8
Consumer Discretionary	6
Real Estate	5
Other (includes short-term investment)	6
Total	100%
KAR Small-Mid Cap Core Fund
Information Technology	29%
Industrials	26
Financials	13
Health Care	12
Consumer Discretionary	8
Materials	5
Short-Term Investment	7
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2020
Rampart Enhanced Core Equity Fund
Information Technology	26%
Health Care	15
Communication Services	11
Financials	10
Consumer Discretionary	10
Consumer Staples	8
Industrials	7
Other	13
Total	100%
SGA Emerging Markets Growth Fund
Consumer Discretionary	33%
Consumer Staples	29
Financials	15
Information Technology	8
Health Care	6
Communication Services	4
Materials	3
Short-Term Investment	2
Total	100%

SGA Global Growth Fund
Information Technology	27%
Consumer Discretionary	26
Health Care	13
Financials	10
Consumer Staples	7
Communication Services	6
Industrials	4
Other (includes short-term investment)	7
Total	100%

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—15.0%
Activision Blizzard, Inc.	113,850	$ 6,772
Facebook, Inc. Class A(1)	155,350	25,913
Netflix, Inc.(1)	58,760	22,064
Tencent Holdings Ltd. ADR	331,920	16,294
		71,043

Consumer Discretionary—26.3%
Alibaba Group Holding Ltd. Sponsored ADR(1)	149,960	29,164
Amazon.com, Inc.(1)	21,482	41,884
Home Depot, Inc. (The)	36,835	6,878
Las Vegas Sands Corp.	186,633	7,926
McDonald’s Corp.	37,510	6,202
MercadoLibre, Inc.(1)	13,970	6,826
NIKE, Inc. Class B	158,900	13,147
Ross Stores, Inc.	103,006	8,958
Trip.com Group Ltd. ADR(1)	150,860	3,538
		124,523

Consumer Staples—6.0%
McCormick & Co., Inc.	40,995	5,789
Monster Beverage Corp.(1)	125,723	7,073
Philip Morris International, Inc.	86,127	6,284
Procter & Gamble Co. (The)	84,820	9,330
		28,476

Financials—6.4%
Bank of America Corp.	503,170	10,682
CME Group, Inc.	36,520	6,315
MarketAxess Holdings, Inc.	27,980	9,305
	Shares	Value

Financials—continued
Progressive Corp. (The)	54,490	$ 4,024
		30,326

Health Care—6.9%
Danaher Corp.	69,232	9,582
HealthEquity, Inc.(1)	79,120	4,003
Illumina, Inc.(1)	16,980	4,638
Zoetis, Inc.	124,917	14,701
		32,924

Industrials—9.9%
CoStar Group, Inc.(1)	19,741	11,592
Equifax, Inc.	36,710	4,385
Fair Isaac Corp.(1)	20,760	6,388
Kansas City Southern	60,080	7,641
Roper Technologies, Inc.	32,249	10,055
Uber Technologies, Inc.(1)	253,031	7,065
		47,126

Information Technology—26.3%
Accenture plc Class A	46,328	7,563
Amphenol Corp. Class A	145,188	10,581
Avalara, Inc.(1)	166,620	12,430
Bill.com Holdings, Inc.(1)(2)	331,860	11,350
NVIDIA Corp.	75,410	19,878
Paycom Software, Inc.(1)	90,852	18,353
Trade Desk, Inc. (The) Class A(1)	52,920	10,214
Visa, Inc. Class A	146,074	23,535
Workday, Inc. Class A(1)	82,751	10,776
		124,680

	Shares	Value

	Materials—2.1%
Ecolab, Inc.	64,976	$ 10,125
	Total Common Stocks (Identified Cost $235,543)	469,223

	Total Long-Term Investments—98.9% (Identified Cost $235,543)	469,223

	TOTAL INVESTMENTS—98.9% (Identified Cost $235,543)	$469,223
	Other assets and liabilities, net—1.1%	5,089
	NET ASSETS—100.0%	$474,312

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is restricted.

Country Weightings†
United States	90%
China	10
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$469,223	$469,223
Total Investments	$469,223	$469,223
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
Securities held by the Fund with an end of period value of $11,350 were transferred from Level 3 to Level 1 due to a market listing.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$ 6,850	$ 6,850
Change in unrealized appreciation (depreciation)	4,500	4,500
Transfers from Level 3	(11,350)	(11,350)
Balance as of March 31, 2020	$ —	$ —
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—17.9%
AT&T, Inc.	51,059	$ 1,488
BCE, Inc.	42,130	1,722
Spark New Zealand Ltd.	622,930	1,516
WPP plc	137,410	934
		5,660

Consumer Discretionary—2.7%
Compass Group plc Sponsored ADR	7,248	113
Las Vegas Sands Corp.	17,130	727
		840

Consumer Staples—9.2%
Coca-Cola Co. (The)	21,094	934
Kimberly-Clark Corp.	3,910	500
PepsiCo, Inc.	5,178	622
Tate & Lyle plc	103,051	838
		2,894

Financials—16.3%
Bank of Hawaii Corp.	5,539	306
Royal Bank of Canada	20,510	1,262
Sabre Insurance Group plc	206,857	734
Tokio Marine Holdings, Inc.	22,920	1,049
Tryg A/S	14,385	350
Zurich Insurance Group AG	1,260	443
Zurich Insurance Group AG ADR	28,348	1,001
		5,145

Health Care—10.1%
GlaxoSmithKline plc	20,100	377
GlaxoSmithKline plc Sponsored ADR	23,616	895
Merck & Co., Inc.	10,719	825
Patterson Cos., Inc.	56,684	866
Sonic Healthcare Ltd.	14,850	223
		3,186

	Shares	Value

Industrials—5.5%
Adecco Group AG	10,000	$ 394
Watsco, Inc.	8,422	1,331
		1,725

Information Technology—12.2%
Cisco Systems, Inc.	23,557	926
International Business Machines Corp.	11,854	1,315
Paychex, Inc.	12,825	807
TietoEVRY OYJ	38,088	822
		3,870

Materials—2.6%
DS Smith plc	86,130	292
Kemira OYJ	26,140	252
Sonoco Products Co.	5,920	274
		818

Real Estate—9.7%
Crown Castle International Corp.	6,666	963
Lamar Advertising Co. Class A	25,197	1,292
Realty Income Corp.	16,390	817
		3,072

Utilities—11.3%
Fortis, Inc.	34,870	1,344
NextEra Energy, Inc.	1,850	445
Southern Co. (The)	25,155	1,362
WEC Energy Group, Inc.	4,602	406
		3,557

Total Common Stocks (Identified Cost $34,388)		30,767

Total Long-Term Investments—97.5% (Identified Cost $34,388)		30,767

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(1)	694,924	$ 695
Total Short-Term Investment (Identified Cost $695)		695

TOTAL INVESTMENTS—99.7% (Identified Cost $35,083)		$31,462
Other assets and liabilities, net—0.3%		102
NET ASSETS—100.0%		$31,564

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	54%
Canada	14
United Kingdom	13
Switzerland	6
New Zealand	5
Finland	3
Japan	3
Other	2
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$30,767	$22,543	$8,224
Money Market Mutual Fund	695	695	—
Total Investments	$31,462	$23,238	$8,224
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—3.4%
Autohome, Inc. ADR(1)	222,244	$ 15,784
Consumer Discretionary—5.8%
Ross Stores, Inc.	194,754	16,937
Tractor Supply Co.	118,519	10,021
		26,958

Consumer Staples—2.9%
Lamb Weston Holdings, Inc.	229,685	13,115
Financials—13.2%
First Financial Bankshares, Inc.	371,320	9,966
Houlihan Lokey, Inc.	279,549	14,570
Moody’s Corp.	67,097	14,191
Primerica, Inc.	114,710	10,150
SEI Investments Co.	263,573	12,214
		61,091

Health Care—18.8%
AMN Healthcare Services, Inc.(1)	273,907	15,835
Cooper Cos., Inc. (The)	47,155	12,999
Elanco Animal Health, Inc.(1)	625,715	14,010
Globus Medical, Inc. Class A(1)	507,441	21,581
West Pharmaceutical Services, Inc.	148,011	22,535
		86,960

	Shares	Value

Industrials—34.3%
Allegion plc	90,642	$ 8,341
AMETEK, Inc.	317,779	22,886
Equifax, Inc.	123,202	14,717
Exponent, Inc.	223,757	16,090
Graco, Inc.	199,750	9,734
HEICO Corp. Class A	116,900	7,470
Lennox International, Inc.	66,243	12,042
Nordson Corp.	116,987	15,801
Old Dominion Freight Line, Inc.	152,818	20,059
SiteOne Landscape Supply, Inc.(1)	256,500	18,884
Verisk Analytics, Inc.	87,212	12,156
		158,180

Information Technology—17.9%
Amphenol Corp. Class A	171,550	12,502
Aspen Technology, Inc.(1)	206,496	19,632
Broadridge Financial Solutions, Inc.	173,785	16,480
Brooks Automation, Inc.	613,018	18,697
Zebra Technologies Corp. Class A(1)	82,020	15,059
		82,370

Total Common Stocks (Identified Cost $440,246)		444,458

Total Long-Term Investments—96.3% (Identified Cost $440,246)		444,458

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	11,026,944	$ 11,027
Total Short-Term Investment (Identified Cost $11,027)		11,027

TOTAL INVESTMENTS—98.7% (Identified Cost $451,273)		$455,485
Other assets and liabilities, net—1.3%		6,174
NET ASSETS—100.0%		$461,659

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	97%
China	3
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$444,458	$444,458
Money Market Mutual Fund	11,027	11,027
Total Investments	$455,485	$455,485
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—94.4%
Communication Services—1.9%
Autohome, Inc. ADR(1)	228,824	$ 16,251
Consumer Discretionary—18.5%
Domino’s Pizza, Inc.	52,048	16,867
GSX Techedu, Inc. ADR(1)	1,235,182	52,322
MercadoLibre, Inc.(1)	56,998	27,848
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	85,999	9,309
Pool Corp.	99,483	19,575
Ross Stores, Inc.	159,624	13,883
Trip.com Group Ltd. ADR(1)	358,640	8,410
Wynn Resorts Ltd.	133,276	8,022
		156,236

Consumer Staples—8.1%
Brown-Forman Corp. Class B	277,784	15,420
Freshpet, Inc.(1)	283,134	18,084
Grocery Outlet Holding Corp.(1)	314,122	10,787
McCormick & Co., Inc.	79,080	11,167
Monster Beverage Corp.(1)	236,033	13,279
		68,737

Financials—7.1%
Goosehead Insurance, Inc. Class A(1)	312,159	13,931
MarketAxess Holdings, Inc.	70,452	23,430
SEI Investments Co.	237,500	11,006
T. Rowe Price Group, Inc.	123,264	12,037
		60,404

Health Care—13.0%
Elanco Animal Health, Inc.(1)	520,673	11,658
HealthEquity, Inc.(1)	138,406	7,002
IDEXX Laboratories, Inc.(1)	42,352	10,259
Illumina, Inc.(1)	26,939	7,358
Mettler-Toledo International, Inc.(1)	10,837	7,483
Silk Road Medical, Inc.(1)	271,719	8,554
Teladoc Health, Inc.(1)	253,224	39,252
	Shares	Value

Health Care—continued
Zoetis, Inc.	158,151	$ 18,613
		110,179

Industrials—14.0%
CoStar Group, Inc.(1)	29,590	17,376
Equifax, Inc.	99,371	11,870
Fair Isaac Corp.(1)	87,579	26,947
Kansas City Southern	106,733	13,574
Rollins, Inc.	364,967	13,190
Roper Technologies, Inc.	40,135	12,514
SiteOne Landscape Supply, Inc.(1)	314,110	23,125
		118,596

Information Technology—31.8%
Amphenol Corp. Class A	194,267	14,158
Avalara, Inc.(1)	377,539	28,164
Bill.com Holdings, Inc.(1)(2)	445,403	15,233
Datadog, Inc. Class A(1)	308,455	11,098
DocuSign, Inc.(1)	261,195	24,134
Dynatrace, Inc.(1)	422,797	10,080
Elastic N.V.(1)	263,409	14,701
Fidelity National Information Services, Inc.	111,636	13,579
FleetCor Technologies, Inc.(1)	45,497	8,487
Gartner, Inc.(1)	66,011	6,573
Okta, Inc.(1)	172,689	21,113
Paycom Software, Inc.(1)	123,430	24,934
Slack Technologies, Inc. Class A(1)	457,326	12,275
Square, Inc. Class A(1)	142,860	7,483
Teradyne, Inc.	228,252	12,364
Trade Desk, Inc. (The) Class A(1)	170,406	32,888
Workday, Inc. Class A(1)	93,054	12,118
		269,382

Total Common Stocks (Identified Cost $732,649)		799,785

Total Long-Term Investments—94.4% (Identified Cost $732,649)		799,785

	Shares	Value

Short-Term Investment—6.1%
Money Market Mutual Fund—6.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(3)	51,821,221	$ 51,821
Total Short-Term Investment (Identified Cost $51,821)		51,821

TOTAL INVESTMENTS—100.5% (Identified Cost $784,470)		$851,606
Other assets and liabilities, net—(0.5)%		(3,913)
NET ASSETS—100.0%		$847,693

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is restricted.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Cayman Islands	7
China	3
Netherlands	2
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$799,785	$799,785
Money Market Mutual Fund	51,821	51,821
Total Investments	$851,606	$851,606
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
Securities held by the Fund with an end of period value of $7,204 were transferred from Level 3 to Level 1 due to a market listing.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$ 4,348	$ 4,348
Change in unrealized appreciation (depreciation)	2,856	2,856
Transfers from Level 3	(7,204)	(7,204)
Balance as of March 31, 2020	$ —	$ —
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—12.1%
Autohome, Inc. ADR(1)	1,172,700	$ 83,285
Rightmove plc	11,399,000	68,747
		152,032

Consumer Discretionary—6.5%
Acushnet Holdings Corp.	924,085	23,767
Pool Corp.	291,990	57,455
		81,222

Consumer Staples—2.0%
PriceSmart, Inc.	487,680	25,628
Energy—1.9%
Dril-Quip, Inc.(1)	799,140	24,374
Financials—23.0%
Artisan Partners Asset Management, Inc. Class A	891,600	19,160
FactSet Research Systems, Inc.	176,940	46,125
First Hawaiian, Inc.	2,398,398	39,646
MarketAxess Holdings, Inc.	167,632	55,749
Moelis & Co. Class A	1,199,440	33,704
Primerica, Inc.	629,912	55,735
RLI Corp.	449,203	39,498
		289,617

Health Care—2.5%
Atrion Corp.	48,880	31,772
	Shares	Value

Industrials—31.4%
Donaldson Co., Inc.	482,200	$ 18,627
EMCOR Group, Inc.	258,638	15,860
Graco, Inc.	1,185,110	57,750
Old Dominion Freight Line, Inc.	635,595	83,428
RBC Bearings, Inc.(1)	247,448	27,910
Simpson Manufacturing Co., Inc.	670,779	41,575
Teledyne Technologies, Inc.(1)	332,500	98,842
Toro Co. (The)	803,701	52,313
		396,305

Information Technology—15.5%
Aspen Technology, Inc.(1)	603,600	57,384
CDW Corp.	766,600	71,501
Jack Henry & Associates, Inc.	221,300	34,355
Manhattan Associates, Inc.(1)	646,720	32,219
		195,459

Materials—1.4%
AptarGroup, Inc.	182,012	18,118
Total Common Stocks (Identified Cost $938,618)		1,214,527

Total Long-Term Investments—96.3% (Identified Cost $938,618)		1,214,527

	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	4,344,613	$ 4,345
Total Short-Term Investment (Identified Cost $4,345)		4,345

TOTAL INVESTMENTS—96.7% (Identified Cost $942,963)		$1,218,872
Other assets and liabilities, net—3.3%		42,011
NET ASSETS—100.0%		$1,260,883

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
China	7
United Kingdom	6
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,214,527	$1,145,780	$68,747
Money Market Mutual Fund	4,345	4,345	—
Total Investments	$1,218,872	$1,150,125	$68,747
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—94.5%
Communication Services—20.2%
Auto Trader Group plc	58,074,329	$ 313,821
Autohome, Inc. ADR(1)	4,407,435	313,016
Rightmove plc	40,235,150	242,656
		869,493

Consumer Discretionary—8.9%
Fox Factory Holding Corp.(1)	3,832,978	160,985
Ollie’s Bargain Outlet Holdings, Inc.(1)	4,783,672	221,675
		382,660

Consumer Staples—4.7%
Chefs’ Warehouse, Inc. (The)(1)	2,808,023	28,277
Grocery Outlet Holding Corp.(1)	3,661,660	125,742
PriceSmart, Inc.	863,298	45,366
		199,385

Financials—17.8%
FactSet Research Systems, Inc.	579,650	151,103
Goosehead Insurance, Inc. Class A(1)	1,205,700	53,811
Interactive Brokers Group, Inc. Class A	3,753,516	162,039
MarketAxess Holdings, Inc.	609,800	202,801
Morningstar, Inc.	1,440,828	167,496
Oportun Financial Corp.(1)	2,635,930	27,809
		765,059

	Shares	Value

Health Care—4.8%
Mesa Laboratories, Inc.	85,353	$ 19,297
National Research Corp.	2,364,238	107,526
U.S. Physical Therapy, Inc.	1,172,405	80,896
		207,719

Industrials—15.7%
AAON, Inc.	4,009,400	193,734
HEICO Corp. Class A	1,824,812	116,606
Old Dominion Freight Line, Inc.	2,183,250	286,573
Omega Flex, Inc.	908,755	76,699
		673,612

Information Technology—22.4%
ANSYS, Inc.(1)	365,300	84,921
Aspen Technology, Inc.(1)	1,860,700	176,897
Avalara, Inc.(1)	1,900,000	141,740
Blackline, Inc.(1)	3,134,403	164,901
DocuSign, Inc.(1)	1,477,563	136,527
NVE Corp.	483,690	25,166
Paycom Software, Inc.(1)	1,137,800	229,847
SPS Commerce, Inc.(1)	69,789	3,246
		963,245

Total Common Stocks (Identified Cost $3,246,776)		4,061,173

Total Long-Term Investments—94.5% (Identified Cost $3,246,776)		4,061,173

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	13,538,958	$ 13,539
Total Short-Term Investment (Identified Cost $13,539)		13,539

TOTAL INVESTMENTS—94.8% (Identified Cost $3,260,315)		$4,074,712
Other assets and liabilities, net—5.2%		222,678
NET ASSETS—100.0%		$4,297,390

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	79%
United Kingdom	13
China	8
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$4,061,173	$3,504,696	$556,477
Money Market Mutual Fund	13,539	13,539	—
Total Investments	$4,074,712	$3,518,235	$556,477
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—93.6%
Communication Services—1.2%
Cinemark Holdings, Inc.	558,100	$ 5,687
Consumer Discretionary—6.2%
Cheesecake Factory, Inc. (The)	719,000	12,280
Thor Industries, Inc.	417,540	17,612
		29,892

Consumer Staples—7.8%
National Beverage Corp.(1)	427,134	18,217
WD-40 Co.	97,954	19,674
		37,891

Financials—19.9%
Bank of Hawaii Corp.	268,360	14,824
First Financial Bankshares, Inc.	614,120	16,483
Houlihan Lokey, Inc.	491,286	25,606
Primerica, Inc.	216,263	19,135
RLI Corp.	233,012	20,489
		96,537

Health Care—1.8%
Anika Therapeutics, Inc.(1)	307,640	8,894
Industrials—31.3%
Albany International Corp. Class A	224,541	10,627
CoreLogic, Inc.	487,570	14,890
Graco, Inc.	429,981	20,953
Landstar System, Inc.	181,428	17,392
Lincoln Electric Holdings, Inc.	141,210	9,743
	Shares	Value

Industrials—continued
RBC Bearings, Inc.(1)	149,300	$ 16,840
SiteOne Landscape Supply, Inc.(1)	434,635	31,998
UniFirst Corp.	45,950	6,943
Watsco, Inc.	141,353	22,338
		151,724

Information Technology—12.6%
American Software, Inc. Class A	663,891	9,434
Badger Meter, Inc.	250,304	13,416
Brooks Automation, Inc.	677,130	20,653
Cass Information Systems, Inc.	77,854	2,737
Jack Henry & Associates, Inc.	95,240	14,785
		61,025

Materials—7.8%
Scotts Miracle-Gro Co. (The)	368,681	37,753
Real Estate—5.0%
MGM Growth Properties LLC Class A	1,035,410	24,508
Total Common Stocks (Identified Cost $419,256)		453,911

Total Long-Term Investments—93.6% (Identified Cost $419,256)		453,911

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	12,496,519	$ 12,497
Total Short-Term Investment (Identified Cost $12,497)		12,497

TOTAL INVESTMENTS—96.2% (Identified Cost $431,753)		$466,408
Other assets and liabilities, net—3.8%		18,370
NET ASSETS—100.0%		$484,778

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$453,911	$453,911
Money Market Mutual Fund	12,497	12,497
Total Investments	$466,408	$466,408
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—89.9%
Consumer Discretionary—7.6%
Pool Corp.	19,655	$ 3,867
Thor Industries, Inc.	65,731	2,773
Winmark Corp.	15,865	2,022
		8,662

Financials—12.9%
Berkley (W.R.) Corp.	62,472	3,259
Interactive Brokers Group, Inc. Class A	53,098	2,292
MSCI, Inc.	23,787	6,873
Primerica, Inc.	25,403	2,248
		14,672

Health Care—12.1%
AMN Healthcare Services, Inc.(1)	69,896	4,041
Charles River Laboratories International, Inc.(1)	29,362	3,706
Cooper Cos., Inc. (The)	13,724	3,783
Elanco Animal Health, Inc.(1)	98,194	2,198
		13,728

Industrials—24.7%
Allegion plc	20,134	1,853
Copart, Inc.(1)	48,782	3,343
Equifax, Inc.	15,848	1,893
Fair Isaac Corp.(1)	7,691	2,366
Lennox International, Inc.	18,065	3,284
Nordson Corp.	30,150	4,072
	Shares	Value

Industrials—continued
nVent Electric plc	123,841	$ 2,089
RBC Bearings, Inc.(1)	27,558	3,108
Rollins, Inc.	66,266	2,395
SiteOne Landscape Supply, Inc.(1)	51,342	3,780
		28,183

Information Technology—27.6%
ANSYS, Inc.(1)	11,691	2,718
Aspen Technology, Inc.(1)	34,190	3,250
CDW Corp.	42,385	3,953
DocuSign, Inc.(1)	72,534	6,702
FLIR Systems, Inc.	85,280	2,720
Jack Henry & Associates, Inc.	22,659	3,518
Teradyne, Inc.	85,263	4,619
Zebra Technologies Corp. Class A(1)	21,723	3,988
		31,468

Materials—5.0%
Scotts Miracle-Gro Co. (The)	55,738	5,708
Total Common Stocks (Identified Cost $119,175)		102,421

Total Long-Term Investments—89.9% (Identified Cost $119,175)		102,421

	Shares	Value

Short-Term Investment—6.8%
Money Market Mutual Fund—6.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	7,790,864	$ 7,791
Total Short-Term Investment (Identified Cost $7,791)		7,791

TOTAL INVESTMENTS—96.7% (Identified Cost $126,966)		$110,212
Other assets and liabilities, net—3.3%		3,778
NET ASSETS—100.0%		$113,990

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$102,421	$102,421
Money Market Mutual Fund	7,791	7,791
Total Investments	$110,212	$110,212
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—95.5%
Communication Services—10.5%
Activision Blizzard, Inc.	4,276	$ 254
Alphabet, Inc. Class A(1)	1,419	1,649
Alphabet, Inc. Class C(1)	1,410	1,640
AT&T, Inc.	31,677	923
CenturyLink, Inc.	5,486	52
Charter Communications, Inc. Class A(1)	823	359
Comcast Corp. Class A	20,636	709
Discovery, Inc. Class A(1)	987	19
Discovery, Inc. Class C(1)	2,082	37
DISH Network Corp. Class A(1)	1,514	30
Electronic Arts, Inc.(1)	1,693	170
Facebook, Inc. Class A(1)	11,914	1,987
Fox Corp. Class A	2,140	51
Fox Corp. Class B	975	22
Interpublic Group of Cos., Inc. (The)	2,293	37
Live Nation Entertainment, Inc.(1)	909	41
Netflix, Inc.(1)	2,017	757
News Corp. Class A	2,293	21
News Corp. Class B	729	7
Omnicom Group, Inc.	1,316	72
Take-Two Interactive Software, Inc.(1)	651	77
T-Mobile US, Inc.(1)	1,894	159
Twitter, Inc.(1)	4,756	117
Verizon Communications, Inc.	18,059	970
ViacomCBS, Inc. Class B	3,398	48
Walt Disney Co. (The)	8,197	792
		11,000

Consumer Discretionary—9.6%
Advance Auto Parts, Inc.	347	32
Amazon.com, Inc.(1)	1,897	3,699
Aptiv plc	1,358	67
AutoZone, Inc.(1)	122	103
Best Buy Co., Inc.	1,186	68
Booking Holdings, Inc.(1)	196	264
BorgWarner, Inc.	995	24
Capri Holdings Ltd.(1)	923	10
CarMax, Inc.(1)	859	46
Carnival Corp.	1,984	26
Chipotle Mexican Grill, Inc.(1)	129	85
Darden Restaurants, Inc.	678	37
Dollar General Corp.	1,218	184
Dollar Tree, Inc.(1)	1,103	81
eBay, Inc.	3,588	108
Expedia Group, Inc.	727	41
Ford Motor Co.	19,411	94
Gap, Inc. (The)	1,258	9
Garmin Ltd.	709	53
General Motors Co.	6,429	134
Genuine Parts Co.	720	49
H&R Block, Inc.	907	13
Hanesbrands, Inc.	1,768	14
Harley-Davidson, Inc.	750	14
	Shares	Value

Consumer Discretionary—continued
Hasbro, Inc.	656	$ 47
Hilton Worldwide Holdings, Inc.	1,350	92
Home Depot, Inc. (The)	5,593	1,044
Horton (D.R.), Inc.	1,712	58
Kohl’s Corp.	830	12
L Brands, Inc.	1,304	15
Las Vegas Sands Corp.	1,741	74
Leggett & Platt, Inc.	615	16
Lennar Corp. Class A	1,498	57
LKQ Corp.(1)	1,491	31
Lowe’s Cos., Inc.	3,948	340
Macy’s, Inc.	1,640	8
Marriott International, Inc. Class A	1,391	104
McDonald’s Corp.	3,787	626
MGM Resorts International	2,837	34
Mohawk Industries, Inc.(1)	286	22
Newell Brands, Inc.	1,825	24
NIKE, Inc. Class B	6,066	502
Nordstrom, Inc.	580	9
Norwegian Cruise Line Holdings Ltd.(1)	919	10
NVR, Inc.(1)	18	46
O’Reilly Automotive, Inc.(1)	365	110
PulteGroup, Inc.	1,407	31
PVH Corp.	386	15
Ralph Lauren Corp.	258	17
Ross Stores, Inc.	1,898	165
Royal Caribbean Cruises Ltd.	773	25
Starbucks Corp.	5,933	390
Tapestry, Inc.	1,562	20
Target Corp.	2,359	219
Tiffany & Co.	497	64
TJX Cos., Inc. (The)	6,287	301
Tractor Supply Co.	560	47
Ulta Beauty, Inc.(1)	295	52
Under Armour, Inc. Class A(1)	896	8
Under Armour, Inc. Class C(1)	907	7
VF Corp.	1,537	83
Whirlpool Corp.	311	27
Wynn Resorts Ltd.	520	31
Yum! Brands, Inc.	1,548	106
		10,144

Consumer Staples—7.4%
Altria Group, Inc.	8,360	323
Archer-Daniels-Midland Co.	2,612	92
Brown-Forman Corp. Class B	883	49
Campbell Soup Co.	755	35
Church & Dwight Co., Inc.	1,152	74
Clorox Co. (The)	548	95
Coca-Cola Co. (The)	18,064	799
Colgate-Palmolive Co.	4,111	273
Conagra Brands, Inc.	2,084	61
Constellation Brands, Inc. Class A	875	126
	Shares	Value

Consumer Staples—continued
Costco Wholesale Corp.	1,960	$ 559
Coty, Inc. Class A	1,574	8
Estee Lauder Cos., Inc. (The) Class A	1,131	180
General Mills, Inc.	2,677	141
Hershey Co. (The)	713	95
Hormel Foods Corp.	1,305	61
J.M. Smucker Co. (The)	495	55
Kellogg Co.	1,153	69
Kimberly-Clark Corp.	1,549	198
Kraft Heinz Co.(The)	2,956	73
Kroger Co. (The)	3,387	102
Lamb Weston Holdings, Inc.	731	42
McCormick & Co., Inc.	605	85
Molson Coors Beverage Co. Class B	919	36
Mondelez International, Inc. Class A	7,092	355
Monster Beverage Corp.(1)	1,794	101
PepsiCo, Inc.	6,519	783
Philip Morris International, Inc.	7,363	537
Procter & Gamble Co. (The)	11,267	1,239
Sysco Corp.	2,608	119
Tyson Foods, Inc. Class A	1,553	90
Walgreens Boots Alliance, Inc.	3,396	155
Walmart, Inc.	6,564	746
		7,756

Energy—2.3%
Apache Corp.	1,858	8
Baker Hughes Co.	2,796	29
Cabot Oil & Gas Corp.	1,515	26
Chevron Corp.	8,323	603
Concho Resources, Inc.	869	37
ConocoPhillips	4,524	139
Devon Energy Corp.	1,676	12
Diamondback Energy, Inc.	679	18
EOG Resources, Inc.	2,365	85
Exxon Mobil Corp.	17,514	665
Halliburton Co.	3,945	27
Helmerich & Payne, Inc.	442	7
Hess Corp.	1,112	37
HollyFrontier Corp.	600	15
Kinder Morgan, Inc.	8,615	120
Marathon Oil Corp.	3,382	11
Marathon Petroleum Corp.	2,879	68
National Oilwell Varco, Inc.	1,689	17
Noble Energy, Inc.	2,238	13
Occidental Petroleum Corp.	3,970	46
ONEOK, Inc.	1,892	41
Phillips 66	1,805	97
Pioneer Natural Resources Co.	707	50
Schlumberger Ltd.	5,835	79
TechnipFMC plc	1,924	13
Valero Energy Corp.	1,817	82
See Notes to Financial Statements

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Energy—continued
Williams Cos., Inc. (The)	5,710	$ 81
		2,426

Financials—9.9%
Aflac, Inc.	3,222	110
Allstate Corp. (The)	1,359	125
American Express Co.	2,991	256
American International Group, Inc.	3,997	97
Ameriprise Financial, Inc.	599	61
Aon plc	994	164
Assurant, Inc.	256	27
Bank of America Corp.	37,031	786
Bank of New York Mellon Corp. (The)	3,598	121
Berkley (W.R.) Corp.	630	33
Berkshire Hathaway, Inc. Class B(1)	8,502	1,554
BlackRock, Inc.	534	235
Capital One Financial Corp.	2,208	111
Cboe Global Markets, Inc.	473	42
Charles Schwab Corp. (The)	4,896	165
Chubb Ltd.	2,004	224
Cincinnati Financial Corp.	641	48
Citigroup, Inc.	10,150	427
Citizens Financial Group, Inc.	2,056	39
CME Group, Inc.	1,611	279
Comerica, Inc.	676	20
Discover Financial Services	1,536	55
E*TRADE Financial Corp.	1,002	34
Everest Re Group Ltd.	177	34
Fifth Third Bancorp	3,578	53
First Republic Bank	739	61
Franklin Resources, Inc.	1,146	19
Gallagher (Arthur J.) & Co.	804	66
Globe Life, Inc.	434	31
Goldman Sachs Group, Inc. (The)	1,377	213
Hartford Financial Services Group, Inc. (The)	1,709	60
Huntington Bancshares, Inc.	4,807	39
Intercontinental Exchange, Inc.	2,385	193
Invesco Ltd.	1,757	16
JPMorgan Chase & Co.	14,308	1,288
KeyCorp	4,526	47
Lincoln National Corp.	931	24
Loews Corp.	1,048	36
M&T Bank Corp.	560	58
MarketAxess Holdings, Inc.	159	53
Marsh & McLennan Cos., Inc.	2,183	189
MetLife, Inc.	3,599	110
Moody’s Corp.	750	159
Morgan Stanley	5,493	187
MSCI, Inc.	372	107
Nasdaq, Inc.	491	47
Northern Trust Corp.	936	71
	Shares	Value

Financials—continued
People’s United Financial, Inc.	1,872	$ 21
PNC Financial Services Group, Inc. (The)	1,860	178
Principal Financial Group, Inc.	1,162	36
Progressive Corp. (The)	2,466	182
Prudential Financial, Inc.	1,833	96
Raymond James Financial, Inc.	523	33
Regions Financial Corp.	4,534	41
S&P Global, Inc.	1,058	259
State Street Corp.	1,561	83
SVB Financial Group(1)	241	36
Synchrony Financial	2,853	46
T. Rowe Price Group, Inc.	1,013	99
Travelers Cos., Inc. (The)	1,191	118
Truist Financial Corp.	6,280	194
U.S. Bancorp	6,111	211
Unum Group	994	15
Wells Fargo & Co.	16,696	479
Willis Towers Watson plc	551	94
Zions Bancorp NA	717	19
		10,414

Health Care—14.8%
Abbott Laboratories	8,301	655
AbbVie, Inc.	6,932	528
ABIOMED, Inc.(1)	202	29
Agilent Technologies, Inc.	1,451	104
Alexion Pharmaceuticals, Inc.(1)	990	89
Align Technology, Inc.(1)	366	64
Allergan plc	1,552	275
AmerisourceBergen Corp.	705	62
Amgen, Inc.	2,691	546
Anthem, Inc.	1,250	284
Baxter International, Inc.	2,465	200
Becton, Dickinson & Co.	1,244	286
Biogen, Inc.(1)	804	254
Boston Scientific Corp.(1)	7,110	232
Bristol-Myers Squibb Co.	10,779	601
Cardinal Health, Inc.	1,361	65
Centene Corp.(1)	2,912	173
Cerner Corp.	1,524	96
Cigna Corp.	1,864	330
Cooper Cos., Inc. (The)	237	65
CVS Health Corp.	6,207	368
Danaher Corp.	2,980	413
DaVita, Inc.(1)	408	31
DENTSPLY SIRONA, Inc.	1,081	42
Edwards Lifesciences Corp.(1)	1,015	191
Eli Lilly & Co.	3,817	530
Gilead Sciences, Inc.	5,634	421
HCA Healthcare, Inc.	1,296	116
Henry Schein, Inc.(1)	707	36
Hologic, Inc.(1)	1,335	47
Humana, Inc.	648	204
IDEXX Laboratories, Inc.(1)	416	101
Illumina, Inc.(1)	695	190
	Shares	Value

Health Care—continued
Incyte Corp.(1)	809	$ 59
Intuitive Surgical, Inc.(1)	559	277
IQVIA Holdings, Inc.(1)	959	103
Johnson & Johnson	12,046	1,580
Laboratory Corporation of America Holdings(1)	474	60
McKesson Corp.	846	114
Medtronic plc	6,477	584
Merck & Co., Inc.	11,713	901
Mettler-Toledo International, Inc.(1)	115	79
Mylan NV(1)	2,323	35
PerkinElmer, Inc.	538	41
Perrigo Co. plc	622	30
Pfizer, Inc.	25,647	837
Quest Diagnostics, Inc.	662	53
Regeneron Pharmaceuticals, Inc.(1)	349	170
ResMed, Inc.	672	99
STERIS plc	410	57
Stryker Corp.	1,681	280
Teleflex, Inc.	238	70
Thermo Fisher Scientific, Inc.	1,847	524
UnitedHealth Group, Inc.	4,764	1,188
Universal Health Services, Inc. Class B	393	39
Varian Medical Systems, Inc.(1)	432	44
Vertex Pharmaceuticals, Inc.(1)	1,180	281
Waters Corp.(1)	295	54
Zimmer Biomet Holdings, Inc.	1,014	103
Zoetis, Inc.	2,296	270
		15,560

Industrials—7.3%
3M Co.	2,461	336
A.O. Smith Corp.	584	22
Alaska Air Group, Inc.	571	16
Allegion plc	412	38
American Airlines Group, Inc.	1,687	21
AMETEK, Inc.	1,047	75
Arconic, Inc.	1,783	29
Boeing Co. (The)	2,606	389
Caterpillar, Inc.	2,222	258
Cintas Corp.	404	70
Copart, Inc.(1)	912	62
CSX Corp.	3,477	199
Cummins, Inc.	644	87
Deere & Co.	1,355	187
Delta Air Lines, Inc.	2,507	72
Dover Corp.	670	56
Eaton Corp. plc	1,792	139
Emerson Electric Co.	2,632	125
Equifax, Inc.	553	66
Expeditors International of Washington, Inc.	718	48
Fastenal Co.	2,397	75
See Notes to Financial Statements

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Industrials—continued
FedEx Corp.	1,065	$ 129
Flowserve Corp.	570	14
Fortive Corp.	1,273	70
Fortune Brands Home & Security, Inc.	622	27
General Dynamics Corp.	988	131
General Electric Co.	39,569	314
Honeywell International, Inc.	3,099	415
Hunt (JB) Transport Services, Inc.	371	34
Huntington Ingalls Industries, Inc.	177	32
IDEX Corp.	329	45
IHS Markit Ltd.	1,685	101
Illinois Tool Works, Inc.	1,183	168
Ingersoll Rand, Inc.(1)	1,503	37
Jacobs Engineering Group, Inc.	590	47
Johnson Controls International plc	3,273	88
Kansas City Southern	430	55
L3Harris Technologies, Inc.	984	177
Lockheed Martin Corp.	1,079	366
Masco Corp.	1,214	42
Nielsen Holdings plc	1,500	19
Norfolk Southern Corp.	1,104	161
Northrop Grumman Corp.	672	203
Old Dominion Freight Line, Inc.	408	54
PACCAR, Inc.	1,441	88
Parker-Hannifin Corp.	582	76
Pentair plc	751	22
Quanta Services, Inc.	620	20
Raytheon Co.	1,248	164
Republic Services, Inc.	913	69
Robert Half International, Inc.	508	19
Robinson (C.H.) Worldwide, Inc.	557	37
Rockwell Automation, Inc.	497	75
Rollins, Inc.	591	21
Roper Technologies, Inc.	456	142
Snap-on, Inc.	236	26
Southwest Airlines Co.	2,085	74
Stanley Black & Decker, Inc.	694	69
Textron, Inc.	991	26
Trane Technologies plc	1,045	86
TransDigm Group, Inc.	239	77
Union Pacific Corp.	3,010	425
United Airlines Holdings, Inc.(1)	1,013	32
United Parcel Service, Inc. Class B	2,869	268
United Rentals, Inc.(1)	321	33
United Technologies Corp.	3,570	337
Verisk Analytics, Inc.	700	98
W.W. Grainger, Inc.	184	46
Waste Management, Inc.	1,623	150
	Shares	Value

Industrials—continued
Westinghouse Air Brake Technologies Corp.	798	$ 38
Xylem, Inc.	810	53
		7,670

Information Technology—25.1%
Accenture plc Class A	2,963	484
Adobe, Inc.(1)	2,399	763
Advanced Micro Devices, Inc.(1)	5,480	249
Akamai Technologies, Inc.(1)	739	68
Alliance Data Systems Corp.	212	7
Amphenol Corp. Class A	1,445	105
Analog Devices, Inc.	1,802	162
ANSYS, Inc.(1)	416	97
Apple, Inc.	20,244	5,148
Applied Materials, Inc.	4,592	210
Arista Networks, Inc.(1)	254	51
Autodesk, Inc.(1)	1,064	166
Automatic Data Processing, Inc.	2,170	297
Broadcom, Inc.	2,007	476
Broadridge Financial Solutions, Inc.	531	50
Cadence Design Systems, Inc.(1)	1,377	91
CDW Corp.	737	69
Cisco Systems, Inc.	19,923	783
Citrix Systems, Inc.	514	73
Cognizant Technology Solutions Corp. Class A	2,804	130
Corning, Inc.	3,963	81
DXC Technology Co.	1,378	18
F5 Networks, Inc.(1)	288	31
Fidelity National Information Services, Inc.	3,082	375
Fiserv, Inc.(1)	2,863	272
FleetCor Technologies, Inc.(1)	449	84
FLIR Systems, Inc.	602	19
Fortinet, Inc.(1)	658	67
Gartner, Inc.(1)	428	43
Global Payments, Inc.	1,552	224
Hewlett Packard Enterprise Co.	6,956	68
HP, Inc.	7,513	130
Intel Corp.	20,461	1,107
International Business Machines Corp.	4,215	468
Intuit, Inc.	1,260	290
IPG Photonics Corp.(1)	167	18
Jack Henry & Associates, Inc.	361	56
Juniper Networks, Inc.	1,586	30
Keysight Technologies, Inc.(1)	880	74
KLA Corp.	755	109
Lam Research Corp.	701	168
	Shares	Value

Information Technology—continued
Leidos Holdings, Inc.	647	$ 59
Mastercard, Inc. Class A	4,296	1,038
Maxim Integrated Products, Inc.	1,235	60
Microchip Technology, Inc.	1,158	78
Micron Technology, Inc.(1)	5,455	229
Microsoft Corp.	36,859	5,813
Motorola Solutions, Inc.	802	107
NetApp, Inc.	1,004	42
NortonLifeLock, Inc.	2,660	50
NVIDIA Corp.	2,966	782
Oracle Corp.	9,932	480
Paychex, Inc.	1,629	102
Paycom Software, Inc.(1)	247	50
PayPal Holdings, Inc.(1)	5,680	544
Qorvo, Inc.(1)	571	46
QUALCOMM, Inc.	5,686	385
salesforce.com, Inc.(1)	4,341	625
Seagate Technology plc	1,201	59
ServiceNow, Inc.(1)	894	256
Skyworks Solutions, Inc.	817	73
Synopsys, Inc.(1)	710	91
TE Connectivity Ltd.	1,596	100
Texas Instruments, Inc.	4,283	428
VeriSign, Inc.(1)	475	86
Visa, Inc. Class A	8,330	1,342
Western Digital Corp.	1,525	63
Western Union Co. (The)	2,014	36
Xerox Holdings Corp.	925	18
Xilinx, Inc.	1,162	91
Zebra Technologies Corp. Class A(1)	275	50
		26,394

Materials—2.2%
Air Products & Chemicals, Inc.	983	196
Albemarle Corp.	465	26
Amcor plc	6,987	57
Avery Dennison Corp.	347	35
Ball Corp.	1,472	95
Celanese Corp.	517	38
CF Industries Holdings, Inc.	932	25
Corteva, Inc.	3,356	79
Dow, Inc.	3,085	90
DuPont de Nemours, Inc.	3,123	107
Eastman Chemical Co.	587	27
Ecolab, Inc.	1,077	168
FMC Corp.	599	49
Freeport-McMoRan, Inc.	6,541	44
International Flavors & Fragrances, Inc.	443	45
International Paper Co.	1,662	52
Linde plc	2,440	422
LyondellBasell Industries NV Class A	1,116	56
Martin Marietta Materials, Inc.	274	52
Mosaic Co. (The)	1,550	17
Newmont Corp.	3,474	157
Nucor Corp.	1,314	47
See Notes to Financial Statements

Rampart Enhanced Core Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Materials—continued
Packaging Corporation of America	391	$ 34
PPG Industries, Inc.	1,021	85
Sealed Air Corp.	675	17
Sherwin-Williams Co. (The)	381	175
Vulcan Materials Co.	591	64
Westrock Co.	1,114	32
		2,291

Real Estate—3.0%
Alexandria Real Estate Equities, Inc.	631	86
American Tower Corp.	2,095	456
Apartment Investment & Management Co. Class A	758	27
AvalonBay Communities, Inc.	689	101
Boston Properties, Inc.	693	64
CBRE Group, Inc. Class A(1)	1,719	65
Crown Castle International Corp.	1,986	287
Digital Realty Trust, Inc.	1,263	175
Duke Realty Corp.	1,776	58
Equinix, Inc.	417	260
Equity Residential	1,708	105
Essex Property Trust, Inc.	324	71
Extra Space Storage, Inc.	614	59
Federal Realty Investment Trust	348	26
Healthpeak Properties, Inc.	2,553	61
Host Hotels & Resorts, Inc.	3,683	41
Iron Mountain, Inc.	1,363	32
Kimco Realty Corp.	2,249	22
Mid-America Apartment Communities, Inc.	560	58
Prologis, Inc.	3,704	298
Public Storage	703	140
	Shares	Value

Real Estate—continued
Realty Income Corp.	1,642	$ 82
Regency Centers Corp.	837	32
SBA Communications, Corp.	528	143
Simon Property Group, Inc.	1,634	90
SL Green Realty Corp.	406	17
UDR, Inc.	1,438	53
Ventas, Inc.	2,055	55
Vornado Realty Trust	828	30
Welltower, Inc.	2,120	97
Weyerhaeuser Co.	3,731	63
		3,154

Utilities—3.4%
AES Corp.	3,202	44
Alliant Energy Corp.	1,117	54
Ameren Corp.	1,181	86
American Electric Power Co., Inc.	2,291	183
American Water Works Co., Inc.	799	96
Atmos Energy Corp.	565	56
CenterPoint Energy, Inc.	2,612	40
CMS Energy Corp.	1,299	76
Consolidated Edison, Inc.	1,551	121
Dominion Energy, Inc.	3,865	279
DTE Energy Co.	925	88
Duke Energy Corp.	3,413	276
Edison International	1,764	97
Entergy Corp.	984	92
Evergy, Inc.	1,099	61
Eversource Energy	1,537	120
Exelon Corp.	4,705	173
FirstEnergy Corp.	2,569	103
NextEra Energy, Inc.	2,258	543
NiSource, Inc.	1,838	46
NRG Energy, Inc.	1,171	32
	Shares	Value

Utilities—continued
Pinnacle West Capital Corp.	535	$ 41
PPL Corp.	3,746	92
Public Service Enterprise Group, Inc.	2,340	105
Sempra Energy	1,371	155
Southern Co. (The)	4,958	268
WEC Energy Group, Inc.	1,442	127
Xcel Energy, Inc.	2,419	146
		3,600

Total Common Stocks (Identified Cost $87,413)		100,409

Exchange-Traded Fund—2.5%
Invesco S&P 500 Low Volatility Index Fund(2)	56,404	2,646
Total Exchange-Traded Fund (Identified Cost $2,701)		2,646

Total Long-Term Investments—98.0% (Identified Cost $90,114)		103,055

TOTAL INVESTMENTS—98.0% (Identified Cost $90,114)		$103,055
Other assets and liabilities, net—2.0%		2,056
NET ASSETS—100.0%		$105,111

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,409	$100,409
Exchange-Traded Fund	2,646	2,646
Total Investments	$103,055	$103,055
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—4.6%
Tencent Holdings Ltd.	4,136	$ 205
Consumer Discretionary—32.6%
Alibaba Group Holding Ltd. Sponsored ADR(1)	1,269	247
Fast Retailing Co. Ltd.	312	127
Huazhu Group Ltd. ADR	6,309	181
JD.com, Inc. ADR(1)	3,172	129
MercadoLibre, Inc.(1)	336	164
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	1,259	136
TAL Education Group ADR(1)	2,804	149
Trip.com Group Ltd. ADR(1)	6,971	164
Yum China Holdings, Inc.	3,663	156
		1,453

Consumer Staples—28.5%
Ambev S.A. ADR	32,668	75
Budweiser Brewing Co. APAC Ltd.(1)	34,009	87
CP ALL PCL	126,574	234
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	1,844	112
Heineken NV	1,497	127
Raia Drogasil S.A.	6,005	117
Unicharm Corp.	4,463	167
Universal Robina Corp.	64,823	133
Wal-Mart de Mexico SAB de C.V.	91,303	215
		1,267

Financials—14.6%
AIA Group Ltd.	21,382	191
HDFC Bank Ltd. ADR	5,014	193
Ping An Insurance Group Co. of China Ltd. Class H	14,055	137
Sanlam Ltd.	45,560	130
		651

	Shares	Value

Health Care—5.9%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	121,294	$ 152
Wuxi Biologics Cayman, Inc.(1)	8,614	110
		262

Information Technology—8.1%
Infosys Ltd. Sponsored ADR	27,348	225
Visa, Inc. Class A	845	136
		361

Materials—3.2%
Asian Paints Ltd.	6,438	142
Total Common Stocks (Identified Cost $4,988)		4,341

Total Long-Term Investments—97.5% (Identified Cost $4,988)		4,341

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	83,003	83
Total Short-Term Investment (Identified Cost $83)		83

TOTAL INVESTMENTS—99.3% (Identified Cost $5,071)		$4,424
Other assets and liabilities, net—0.7%		29
NET ASSETS—100.0%		$4,453

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	37%
India	13
Mexico	7
Japan	7
Hong Kong	6
Thailand	5
United States	5
Other	20
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$4,341	$2,399	$1,942
Money Market Mutual Fund	83	83	—
Total Investments	$4,424	$2,482	$1,942
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—6.6%
Alphabet, Inc. Class C(1)	2,697	$ 3,136
Tencent Holdings Ltd.	63,394	3,133
		6,269

Consumer Discretionary—26.1%
Alibaba Group Holding Ltd. Sponsored ADR(1)	20,050	3,899
Amazon.com, Inc.(1)	2,195	4,280
Booking Holdings, Inc.(1)	1,281	1,723
Fast Retailing Co. Ltd.	4,383	1,788
MercadoLibre, Inc.(1)	4,450	2,174
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	19,809	2,144
NIKE, Inc. Class B	44,797	3,707
TJX Cos., Inc. (The)	42,107	2,013
Yum! Brands, Inc.	43,842	3,005
		24,733

Consumer Staples—6.8%
CP ALL PCL	1,284,482	2,374
Heineken NV	36,043	3,059
Nestle S.A. Registered Shares	9,989	1,023
		6,456

Financials—9.7%
AIA Group Ltd.	436,951	3,913
HDFC Bank Ltd. ADR	98,024	3,770
Sanlam Ltd.	539,722	1,537
		9,220

Health Care—13.1%
Abbott Laboratories	33,697	2,659
Illumina, Inc.(1)	11,199	3,059
Intuitive Surgical, Inc.(1)	4,615	2,285
Novo Nordisk A/S Class B	40,333	2,408
Regeneron Pharmaceuticals, Inc.(1)	4,134	2,019
		12,430

Industrials—3.7%
IHS Markit Ltd.	57,985	3,479
	Shares	Value

Information Technology—26.7%
Autodesk, Inc.(1)	19,818	$ 3,094
Dassault Systemes SE	6,585	961
FleetCor Technologies, Inc.(1)	13,059	2,436
Infosys Ltd. Sponsored ADR	356,170	2,924
Microsoft Corp.	22,930	3,616
PayPal Holdings, Inc.(1)	26,833	2,569
salesforce.com, Inc.(1)	22,310	3,212
SAP SE Sponsored ADR	25,227	2,788
Visa, Inc. Class A	22,832	3,679
		25,279

Materials—2.5%
Linde plc	13,666	2,364
Real Estate—2.2%
Equinix, Inc.	3,378	2,110
Total Common Stocks (Identified Cost $88,831)		92,340

Total Long-Term Investments—97.4% (Identified Cost $88,831)		92,340

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	2,497,514	2,498
Total Short-Term Investment (Identified Cost $2,498)		2,498

TOTAL INVESTMENTS—100.0% (Identified Cost $91,329)		$94,838
Other assets and liabilities, net—(0.0)%		(15)
NET ASSETS—100.0%		$94,823

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	54%
China	10
India	7
United Kingdom	6
Hong Kong	4
Netherlands	3
Germany	3
Other	13
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$92,340	$72,144	$20,196
Money Market Mutual Fund	2,498	2,498	—
Total Investments	$94,838	$74,642	$20,196
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Assets
Investment in securities at value(1)	$ 469,223	$ 31,462	$ 455,485	$ 851,606
Foreign currency at value(2)	—	— (a)	—	—
Cash	5,286	1,092	5,555	2,305
Receivables
Investment securities sold	—	343	—	—
Fund shares sold	448	43	5,922	12,148
Dividends	245	119	241	156
Tax reclaims	—	31	—	—
Securities lending income	— (a)	— (a)	—	—
Prepaid Trustees’ retainer	13	1	14	21
Prepaid expenses	33	27	72	109
Other assets	44	3	43	74
Total assets	475,292	33,121	467,332	866,419
Liabilities
Payables
Fund shares repurchased	362	228	5,182	681
Investment securities purchased	—	1,282	—	17,141
Investment advisory fees	288	12	268	527
Distribution and service fees	102	7	43	90
Administration and accounting fees	43	4	43	75
Transfer agent and sub-transfer agent fees and expenses	41	4	69	108
Professional fees	14	16	13	12
Trustee deferred compensation plan	44	3	43	74
Interest expense and/or commitment fees	1	— (a)	— (a)	—
Other accrued expenses	85	1	12	18
Total liabilities	980	1,557	5,673	18,726
Net Assets	$ 474,312	$ 31,564	$ 461,659	$ 847,693
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 238,195	$ 37,903	$ 461,877	$ 798,497
Accumulated earnings (loss)	236,117	(6,339)	(218)	49,196
Net Assets	$ 474,312	$ 31,564	$ 461,659	$ 847,693
Net Assets:
Class A	$ 434,702	$ 20,799	$ 43,270	$ 214,295
Class C	$ 8,137	$ 2,073	$ 36,638	$ 52,975
Class I	$ 30,552	$ 8,613	$ 366,499	$ 574,681
Class R6	$ 921	$ 79	$ 15,252	$ 5,742
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	27,424,685	1,842,195	1,412,355	5,667,246
Class C	694,040	189,876	1,292,005	1,793,195
Class I	1,856,621	762,695	11,724,407	14,683,804
Class R6	55,576	7,027	487,022	146,043
Net Asset Value and Redemption Price Per Share:
Class A	$ 15.85	$ 11.29	$ 30.64	$ 37.81
Class C	$ 11.72	$ 10.92	$ 28.36	$ 29.54
Class I	$ 16.46	$ 11.29	$ 31.26	$ 39.14
Class R6	$ 16.58	$ 11.31	$ 31.32	$ 39.32
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 16.82	$ 11.98	$ 32.51	$ 40.12
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 235,543	$ 35,083	$ 451,273	$ 784,470
(2) Foreign currency at cost	$ —	$ —	$ —	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Assets
Investment in securities at value(1)	$ 1,218,872	$ 4,074,712	$ 466,408	$ 110,212
Foreign currency at value(2)	— (a)	— (a)	—	—
Cash	43,916	127,491	15,716	99
Receivables
Investment securities sold	—	93,132	1,707	—
Fund shares sold	3,833	19,086	1,895	4,230
Dividends	201	887	684	17
Securities lending income	—	— (a)	—	—
Prepaid Trustees’ retainer	36	124	15	2
Prepaid expenses	51	146	49	65
Other assets	117	408	46	9
Total assets	1,267,026	4,315,986	486,520	114,634
Liabilities
Payables
Fund shares repurchased	2,315	6,457	1,186	535
Investment securities purchased	2,390	6,652	—	—
Investment advisory fees	828	3,139	302	64
Distribution and service fees	94	342	25	5
Administration and accounting fees	115	398	45	10
Transfer agent and sub-transfer agent fees and expenses	203	976	97	7
Professional fees	11	4	14	14
Trustee deferred compensation plan	117	408	46	9
Interest expense and/or commitment fees	2	7	1	—
Other accrued expenses	68	213	26	—
Total liabilities	6,143	18,596	1,742	644
Net Assets	$ 1,260,883	$ 4,297,390	$ 484,778	$ 113,990
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 997,633	$ 3,419,873	$ 472,356	$ 131,550
Accumulated earnings (loss)	263,250	877,517	12,422	(17,560)
Net Assets	$ 1,260,883	$ 4,297,390	$ 484,778	$ 113,990
Net Assets:
Class A	$ 100,582	$ 565,158	$ 62,354	$ 6,916
Class C	$ 81,097	$ 238,248	$ 12,475	$ 3,407
Class I	$ 970,062	$ 3,435,974	$ 400,650	$ 98,877
Class R6	$ 109,142	$ 58,010	$ 9,299	$ 4,790
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,178,920	17,112,566	4,154,197	665,328
Class C	3,116,867	8,116,357	850,416	332,819
Class I	28,937,773	101,592,729	26,714,511	9,473,106
Class R6	3,243,476	1,711,418	619,674	458,301
Net Asset Value and Redemption Price Per Share:
Class A	$ 31.64	$ 33.03	$ 15.01	$ 10.40
Class C	$ 26.02	$ 29.35	$ 14.67	$ 10.24
Class I	$ 33.52	$ 33.82	$ 15.00	$ 10.44
Class R6	$ 33.65	$ 33.90	$ 15.01	$ 10.45
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 33.57	$ 35.05	$ 15.93	$ 11.03
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 942,963	$ 3,260,315	$ 431,753	$ 126,966
(2) Foreign currency at cost	$ —(a)	$ —(a)	$ —	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Rampart Enhanced Core Equity Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund
Assets
Investment in securities at value(1)	$ 103,055	$ 4,424	$ 94,838
Foreign currency at value(2)	—	—	136
Cash	2,267	—	— (a)
Receivables
Fund shares sold	20	—	32
Receivable from adviser	—	10	—
Dividends	111	3	19
Tax reclaims	—	— (a)	39
Prepaid Trustees’ retainer	3	— (a)	3
Prepaid expenses	25	36	33
Other assets	10	— (a)	9
Total assets	105,491	4,473	95,109
Liabilities
Payables
Fund shares repurchased	230	—	47
Investment securities purchased	—	—	112
Investment advisory fees	54	—	57
Distribution and service fees	26	— (a)	7
Administration and accounting fees	10	— (a)	9
Transfer agent and sub-transfer agent fees and expenses	15	—	7
Professional fees	12	18	29
Trustee deferred compensation plan	10	— (a)	9
Interest expense and/or commitment fees	— (a)	—	—
Other accrued expenses	23	2	9
Total liabilities	380	20	286
Net Assets	$ 105,111	$ 4,453	$ 94,823
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 104,090	$ 5,074	$ 92,098
Accumulated earnings (loss)	1,021	(621)	2,725
Net Assets	$ 105,111	$ 4,453	$ 94,823
Net Assets:
Class A	$ 90,494	$ 124	$ 15,249
Class C	$ 5,916	$ 116	$ 3,750
Class I	$ 8,008	$ 97	$ 19,774
Class R6	$ 693	$ 4,116	$ 56,050
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,181,005	14,115	788,941
Class C	378,866	13,212	204,657
Class I	459,603	10,958	1,019,604
Class R6	39,893	465,432	2,817,342
Net Asset Value and Redemption Price Per Share:
Class A	$ 17.47	$ 8.81	$ 19.33
Class C	$ 15.61	$ 8.76	$ 18.33
Class I	$ 17.42	$ 8.83	$ 19.39
Class R6	$ 17.39	$ 8.84	$ 19.89
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Rampart Enhanced Core Equity Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 18.54	$ 9.35	$ 20.51
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 90,114	$ 5,071	$ 91,329
(2) Foreign currency at cost	$ —	$ —	$ 136

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund
Investment Income
Dividends	$ 2,014	$ 658	$ 1,951	$ 1,671	$ 3,366
Security lending, net of fees	43	9	1	—	4
Foreign taxes withheld	—	(35)	—	—	(20)
Total investment income	2,057	632	1,952	1,671	3,350
Expenses
Investment advisory fees	1,874	152	2,011	2,726	5,812
Distribution and service fees, Class A	622	35	65	257	163
Distribution and service fees, Class C	46	15	226	248	514
Administration and accounting fees	283	25	266	374	811
Transfer agent fees and expenses	158	13	109	160	335
Sub-transfer agent fees and expenses, Class A	84	8	23	57	57
Sub-transfer agent fees and expenses, Class C	3	1	21	23	41
Sub-transfer agent fees and expenses, Class I	12	5	171	235	408
Custodian fees	— (1)	— (1)	— (1)	1	1
Printing fees and expenses	23	7	20	21	65
Professional fees	13	12	12	12	17
Interest expense and/or commitment fees	2	— (1)	1	1	4
Registration fees	35	32	47	61	45
Trustees’ fees and expenses	20	2	16	21	60
Miscellaneous expenses	114	12	15	36	57
Total expenses	3,289	319	3,003	4,233	8,390
Less net expenses reimbursed and/or waived by investment adviser(2)	— (1)	(45)	(329)	—	—
Less low balance account fees	(17)	(1)	— (1)	(2)	— (1)
Plus net expenses recaptured(2)	—	—	—	44	—
Net expenses	3,272	273	2,674	4,275	8,390
Net investment income (loss)	(1,215)	359	(722)	(2,604)	(5,040)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,935	(758)	(2,289)	(12,840)	(7,214)
Foreign currency transactions	—	4	—	—	8
Net change in unrealized appreciation (depreciation) on:
Investments	(15,085)	(8,484)	(68,324)	(12,527)	(189,392)
Foreign currency transactions	—	(5)	—	—	— (1)
Net realized and unrealized gain (loss) on investments	(9,150)	(9,243)	(70,613)	(25,367)	(196,598)
Net increase (decrease) in net assets resulting from operations	$(10,365)	$(8,884)	$(71,335)	$(27,971)	$(201,638)

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	Rampart Enhanced Core Equity Fund	SGA Emerging Markets Growth Fund
Investment Income
Dividends	$ 7,651	$ 5,738	$ 283	$ 1,373	$ 19
Security lending, net of fees	6	—	—	—	—
Foreign taxes withheld	—	(27)	—	—	(2)
Total investment income	7,657	5,711	283	1,373	17
Expenses
Investment advisory fees	21,363	2,117	244	517	23
Distribution and service fees, Class A	914	98	6	148	— (1)
Distribution and service fees, Class C	1,475	81	11	39	1
Administration and accounting fees	2,740	319	38	76	6
Transfer agent fees and expenses	1,134	134	14	38	1
Sub-transfer agent fees and expenses, Class A	392	29	3	34	—
Sub-transfer agent fees and expenses, Class C	131	7	— (1)	2	—
Sub-transfer agent fees and expenses, Class I	1,988	235	15	4	—
Custodian fees	4	— (1)	— (1)	3	4
Printing fees and expenses	226	31	2	7	1
Professional fees	32	13	11	9	12
Interest expense and/or commitment fees	15	2	— (1)	— (1)	—
Registration fees	73	45	42	31	45
Trustees’ fees and expenses	203	22	1	5	— (1)
Miscellaneous expenses	186	28	2	26	1
Total expenses	30,876	3,161	389	939	94
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	(31)	(97)	(69)
Less low balance account fees	(2)	(1)	— (1)	(2)	—
Net expenses	30,874	3,160	358	840	25
Net investment income (loss)	(23,217)	2,551	(75)	533	(8)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	249,086	(12,347)	(566)	5,609	35
Foreign currency transactions	50	—	—	—	(1)
Written options	—	—	—	(7,962)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(751,881)	(96,285)	(18,429)	(17,085)	(639)
Foreign currency transactions	7	—	—	—	— (1)
Written options	—	—	—	(36)	—
Net realized and unrealized gain (loss) on investments	(502,738)	(108,632)	(18,995)	(19,474)	(605)
Net increase (decrease) in net assets resulting from operations	$(525,955)	$(106,081)	$(19,070)	$(18,941)	$(613)

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	SGA Global Growth Fund
	Six Months Ended March 31, 2020	Fiscal Period Ended September 30, 2019(1)
Investment Income
Dividends	$ 251	$ 511
Dividends from affiliated funds	—	16
Security lending, net of fees	— (2)	— (2)
Foreign taxes withheld	(6)	(45)
Total Investment Income	245	482
Expenses
Investment advisory fees	338	298
Distribution and service fees, Class A	9	7
Distribution and service fees, Class C	20	23
Distribution and service fees, Class I*	—	4
Administration Fees	48	46
Transfer agent fees and expenses	18	13
Sub-transfer agent fees, Class A	3	1
Sub-transfer agent fees, Class C	1	1
Sub-transfer agent fees, Class I*	9	5
Sub-transfer agent fees, Class R6**	— (2)	4
Custodian fees	1	1
Printing fees and expenses	2	5
Professional fees	13	1
Registration fees	28	44
Trustees’ fees and expenses	2	1
Miscellaneous expenses	5	29
Total Expenses	497	483
Less expenses reimbursed and/or waived by investment adviser(3)	(52)	(71)
Net expenses	445	412
Net Investment income (loss)	(200)	70
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	210	(167)
Foreign currency transactions	(4)	(3)
Futures contracts	—	241
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(10,660)	6,390
Foreign currency transactions	1	(1)
Futures contracts	—	(128)
Net Realized and Unrealized Gain (Loss) on Investments	(10,453)	6,332
Net increase (decrease) in net assets resulting from operations	$(10,653)	$6,402

*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1 in the Notes to Financial Statements.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1 in the Notes to Financial Statements.
(1)	Period from February 1, 2019 to September 30, 2019. The Fund had a fiscal period end change from January 31 to September 30.
(2)	Amount is less than $500.
(3)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Global Quality Dividend Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,215)	$ (2,205)	$ 359	$ 971
Net realized gain (loss)	5,935	20,250	(754)	(861)
Net change in unrealized appreciation (depreciation)	(15,085)	(16,012)	(8,489)	3,323
Increase (decrease) in net assets resulting from operations	(10,365)	2,033	(8,884)	3,433
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(13,917)	(42,216)	(669)	(2,449)
Class C	(341)	(1,557)	(45)	(465)
Class I	(673)	(1,314)	(228)	(495)
Class R6	(6)	(8)	(3)	—
Total Dividends and Distributions to Shareholders	(14,937)	(45,095)	(945)	(3,409)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(14,105)	2,187	(1,921)	2,837
Class C	83	(3,711)	(466)	(1,716)
Class I	10,513	6,417	3,885	2,329
Class R6	1,011	(5,834)	—	100
Increase (decrease) in net assets from capital transactions	(2,498)	(941)	1,498	3,550
Net increase (decrease) in net assets	(27,800)	(44,003)	(8,331)	3,574
Net Assets
Beginning of period	502,112	546,115	39,895	36,321
End of Period	$ 474,312	$ 502,112	$ 31,564	$ 39,895
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Core Fund		KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (722)	$ (362)	$ (2,604)	$ (2,518)
Net realized gain (loss)	(2,289)	1,545	(12,840)	3,921
Net change in unrealized appreciation (depreciation)	(68,324)	26,947	(12,527)	8,143
Increase (decrease) in net assets resulting from operations	(71,335)	28,130	(27,971)	9,546
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(222)	(242)	(1,240)	(2,261)
Class C	(207)	(234)	(384)	(348)
Class I	(1,612)	(1,379)	(2,476)	(1,134)
Class R6	(56)	(17)	(25)	(3)
Total Dividends and Distributions to Shareholders	(2,097)	(1,872)	(4,125)	(3,746)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,352	11,502	37,403	44,017
Class C	(782)	10,731	13,638	27,696
Class I	94,878	140,292	291,326	253,153
Class R6	6,527	8,429	3,921	1,938
Increase (decrease) in net assets from capital transactions	103,975	170,954	346,288	326,804
Net increase (decrease) in net assets	30,543	197,212	314,192	332,604
Net Assets
Beginning of period	431,116	233,904	533,501	200,897
End of Period	$ 461,659	$ 431,116	$ 847,693	$ 533,501
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Core Fund		KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (5,040)	$ (1,155)	$ (23,217)	$ (24,248)
Net realized gain (loss)	(7,206)	65,025	249,136	(41,148)
Net change in unrealized appreciation (depreciation)	(189,392)	92,814	(751,874)	641,026
Increase (decrease) in net assets resulting from operations	(201,638)	156,684	(525,955)	575,630
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,582)	(4,670)	(11,736)	(14,708)
Class C	(5,287)	(4,986)	(5,279)	(6,272)
Class I	(48,160)	(39,927)	(65,197)	(69,698)
Class R6	(5,195)	(3,179)	(823)	(248)
Return of Capital:
Class A	—	—	—	(765)
Class C	—	—	—	(338)
Class I	—	—	—	(3,824)
Class R6	—	—	—	(28)
Total Dividends and Distributions to Shareholders	(64,224)	(52,762)	(83,035)	(95,881)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(10,229)	(27,618)	(88,662)	(199,784)
Class C	(6,536)	(21,478)	(18,790)	(39,105)
Class I	(28,541)	(111,236)	(54,247)	(525,903)
Class R6	22,543	10,121	22,010	26,939
Increase (decrease) in net assets from capital transactions	(22,763)	(150,211)	(139,689)	(737,853)
Net increase (decrease) in net assets	(288,625)	(46,289)	(748,679)	(258,104)
Net Assets
Beginning of period	1,549,508	1,595,797	5,046,069	5,304,173
End of Period	$ 1,260,883	$ 1,549,508	$ 4,297,390	$ 5,046,069
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Fund		KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,551	$ 5,464	$ (75)	$ (8)
Net realized gain (loss)	(12,347)	(8,971)	(566)	(155)
Net change in unrealized appreciation (depreciation)	(96,285)	(17,954)	(18,429)	1,483
Increase (decrease) in net assets resulting from operations	(106,081)	(21,461)	(19,070)	1,320
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(469)	(1,360)	—	(4)
Class C	—	(298)	—	(2)
Class I	(4,156)	(9,963)	—	(16)
Class R6	(105)	(328)	—	(36)
Total Dividends and Distributions to Shareholders	(4,730)	(11,949)	—	(58)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(2,905)	(253)	6,951	1,211
Class C	34	(11,820)	3,031	866
Class I	8,565	34,116	90,078	23,837
Class R6	98	(8,883)	2,398	—
Increase (decrease) in net assets from capital transactions	5,792	13,160	102,458	25,914
Net increase (decrease) in net assets	(105,019)	(20,250)	83,388	27,176
Net Assets
Beginning of period	589,797	610,047	30,602	3,426
End of Period	$ 484,778	$ 589,797	$ 113,990	$ 30,602
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Enhanced Core Equity Fund		SGA Emerging Markets Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	From Inception June 13, 2019 to September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 533	$ 1,061	$ (8)	$ (2)
Net realized gain (loss)	(2,353)	(2,644)	34	3
Net change in unrealized appreciation (depreciation)	(17,121)	(2,272)	(639)	(8)
Decrease in net assets resulting from operations	(18,941)	(3,855)	(613)	(7)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,182)	(1,129)	(—) (1)	—
Class C	(14)	(54)	(—) (1)	—
Class I	(133)	(161)	(—) (1)	—
Class R6	(13)	(23)	(1)	—
Total Dividends and Distributions to Shareholders	(1,342)	(1,367)	(1)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7,070)	(2,367)	42	100
Class C	(794)	(19,940)	27	100
Class I	(1,123)	(3,713)	— (1)	110
Class R6	(98)	(3,786)	657	4,038
Increase (decrease) in net assets from capital transactions	(9,085)	(29,806)	726	4,348
Net increase (decrease) in net assets	(29,368)	(35,028)	112	4,341
Net Assets
Beginning of period	134,479	169,507	4,341	—
End of Period	$ 105,111	$ 134,479	$ 4,453	$ 4,341

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)	Fiscal Period Ended September 30, 2019(1)	Year Ended January 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (200)	$ 70	$ (47)
Net realized gain (loss)	206	71	238
Net change in unrealized appreciation (depreciation)	(10,659)	6,261	(1,551)
Increase (decrease) in net assets resulting from operations	(10,653)	6,402	(1,360)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(147)
Class C	—	—	(113)
Class I*	(3)	—	(286)
Class R6**	(34)	—	(1,006)
Y Class**	—	—	(672)
Total Dividends and Distributions to Shareholders	(37)	—	(2,224)
Change in Net Assets From Capital Transactions (See Note 6):
Class A	14,099	21	167
Class C	606	16	1,253
Class I*	9,147	6,224	(13,064)
Class R6**	20,391	(765)	13,749
Y Class**	—	—	3,835
Increase (decrease) in net assets from share transactions	44,243	5,496	5,940
Net increase (decrease) in net assets	33,553	11,898	2,356
Net Assets
Beginning of period	61,270	49,372	47,016
End of Period	$ 94,823	$61,270	$ 49,372

*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1 in the Notes to Financial Statements.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1 in the Notes to Financial Statements.
(1)	Period from February 1, 2019 to September 30, 2019. The Fund had a fiscal period end change from January 31 to September 30.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/19 to 3/31/20(6)	$16.67	(0.04)	(0.27)	(0.31)	—	—	(0.51)	(0.51)	(0.82)	$15.85	(2.28) %	$ 434,702	1.22% (7)	1.23%	(0.45) %	3%
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	(1.70)	16.67	1.10	471,071	1.23 (7)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	2.19	18.37	19.56	508,124	1.22 (7)	1.22	(0.49)	17
10/1/16 to 9/30/17(8)	14.10	(0.03)	2.27	2.24	—	—	(0.16)	(0.16)	2.08	16.18	15.93	446,720	1.30 (7)	1.30	(0.40)	13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	—	(1.15)	(1.15)	0.44	14.10	12.34 (9)	402,118	1.33 (7)(9)(10)	1.34	(0.40) (9)	21
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	—	(0.65)	(0.65)	(0.57)	13.66	0.39	401,617	1.30 (7)	1.30	(0.32)	20
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	—	(0.55)	(0.55)	1.82	14.23	19.29	433,635	1.28 (7)	1.28	(0.22)	28
Class C
10/1/19 to 3/31/20(6)	$12.49	(0.08)	(0.18)	(0.26)	—	—	(0.51)	(0.51)	(0.77)	$11.72	(2.65) %	$ 8,137	2.00% (7)	2.00%	(1.23) %	3%
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	(1.85)	12.49	0.26	8,632	2.02 (7)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	1.43	14.34	18.58	14,408	1.99 (7)	2.00	(1.26)	17
10/1/16 to 9/30/17(8)	11.32	(0.07)	1.82	1.75	—	—	(0.16)	(0.16)	1.59	12.91	15.51	14,052	2.08 (7)	2.08	(1.18)	13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	—	(1.15)	(1.15)	0.05	11.32	11.47 (9)	13,345	2.08 (7)(9)(10)	2.09	(1.16) (9)	21
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)	19,832	2.05 (7)	2.06	(1.07)	20
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	—	(0.55)	(0.55)	1.36	11.93	18.28	11,999	2.02 (7)	2.02	(0.97)	28
Class I
10/1/19 to 3/31/20(6)	$17.36	(0.02)	(0.37)	(0.39)	—	—	(0.51)	(0.51)	(0.90)	$16.46	(2.66) %	$ 30,552	1.00% (7)	1.01%	(0.24) %	3%
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	(1.66)	17.36	1.29	22,315	1.02 (7)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	2.33	19.02	19.81	17,125	0.99 (7)	0.99	(0.26)	17
10/1/16 to 9/30/17(8)	14.52	(0.01)	2.34	2.33	—	—	(0.16)	(0.16)	2.17	16.69	16.09	12,466	1.08 (7)	1.08	(0.18)	13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	—	(1.15)	(1.15)	0.52	14.52	12.61 (9)	10,180	1.08 (7)(9)(10)	1.09	(0.15) (9)	21
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	—	(0.65)	(0.65)	(0.53)	14.00	0.66	8,227	1.05 (7)	1.05	(0.07)	20
4/1/14 to 3/31/15	12.64	— (11)	2.44	2.44	—	—	(0.55)	(0.55)	1.89	14.53	19.50	8,595	1.02 (7)	1.02	0.03	28
Class R6
10/1/19 to 3/31/20(6)	$17.37	0.02	(0.30)	(0.28)	—	—	(0.51)	(0.51)	(0.79)	$16.58	(2.01) %	$ 921	0.72%	0.93%	0.16%	3%
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	(1.67)	17.37	1.25	94	0.78 (12)	0.94	(0.27)	12
1/30/18 (13) to 9/30/18	18.46	(—) (11)	0.58	0.58	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (12)	0.91	(0.03)	17 (14)

KAR Global Quality Dividend Fund
Class A
10/1/19 to 3/31/20(6)	$14.78	0.13	(3.28)	(3.15)	(0.34)	—	—	(0.34)	(3.49)	$11.29	(21.81) %	$ 20,799	1.35%	1.57%	1.77%	26%
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
10/1/16 to 9/30/17(8)	16.81	0.30	0.41	0.71	(0.27)	—	(1.05)	(1.32)	(0.61)	16.20	4.31	44,188	1.35	1.56	3.65	13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	—	(0.14)	1.72	16.81	12.42	46,670	1.36 (10)	1.48	1.29	119
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	—	(0.08)	(0.31)	15.09	(1.53)	50,081	1.35	1.44	0.94	25
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	—	(0.12)	1.47	15.40	11.45	55,215	1.35	1.42	0.71	56
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$14.23	0.07	(3.16)	(3.09)	(0.22)	—	—	(0.22)	(3.31)	$10.92	(22.11) %	$ 2,073	2.10%	2.31%	1.01%	26%
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
10/1/16 to 9/30/17(8)	16.38	0.23	0.39	0.62	(0.13)	—	(1.05)	(1.18)	(0.56)	15.82	3.86	6,107	2.10	2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	—	1.70	16.38	11.58	6,950	2.11 (10)	2.23	0.54	119
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	—	(0.01)	(0.35)	14.68	(2.26)	8,211	2.10	2.18	0.10	25
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	—	(0.08)	1.36	15.03	10.64	20,383	2.10	2.16	0.07	56
Class I
10/1/19 to 3/31/20(6)	$14.79	0.15	(3.27)	(3.12)	(0.38)	—	—	(0.38)	(3.50)	$11.29	(21.73) %	$ 8,613	1.10%	1.34%	2.05%	26%
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
10/1/16 to 9/30/17(8)	16.84	0.29	0.44	0.73	(0.32)	—	(1.05)	(1.37)	(0.64)	16.20	4.41	6,524	1.10	1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	—	(0.18)	1.72	16.84	12.66	7,096	1.11 (10)	1.23	1.59	119
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	—	(0.10)	(0.28)	15.12	(1.21)	6,496	1.10	1.18	1.15	25
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	—	(0.16)	1.47	15.40	11.72	9,776	1.10	1.17	0.96	56
Class R6
10/1/19 to 3/31/20(6)	$14.80	0.17	(3.27)	(3.10)	(0.39)	—	—	(0.39)	(3.49)	$11.31	(21.58) %	$ 79	0.78%	1.23%	2.35%	26%
8/1/19 (13) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (14)

KAR Mid-Cap Core Fund
Class A
10/1/19 to 3/31/20(6)	$35.05	(0.08)	(4.18)	(4.26)	—	—	(0.15)	(0.15)	(4.41)	$30.64	(12.22) %	$ 43,270	1.20%	1.34%	(0.43) %	5%
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
10/1/16 to 9/30/17(8)	25.80	(0.05)	2.29	2.24	—	—	(0.09)	(0.09)	2.15	27.95	8.70	26,238	1.20	1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	—	3.20	25.80	14.16	20,615	1.26 (10)(12)	1.55	(0.32)	28
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)	20,639	1.35	1.64	(0.27)	21
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	—	(1.20)	(1.20)	3.20	23.00	22.75	13,080	1.35	2.46	(0.34)	26
Class C
10/1/19 to 3/31/20(6)	$32.58	(0.20)	(3.87)	(4.07)	—	—	(0.15)	(0.15)	(4.22)	$28.36	(12.57) %	$ 36,638	1.95%	2.09%	(1.19) %	5%
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
10/1/16 to 9/30/17(8)	24.45	(0.14)	2.16	2.02	—	—	(0.09)	(0.09)	1.93	26.38	8.28	17,870	1.95	2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	—	2.88	24.45	13.35	14,279	2.00 (10)(12)	2.28	(1.04)	28
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)	6,670	2.10	2.38	(1.03)	21
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	—	(1.20)	(1.20)	2.89	22.12	21.84	4,363	2.10	2.83	(1.10)	26
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$35.72	(0.03)	(4.28)	(4.31)	—	—	(0.15)	(0.15)	(4.46)	$31.26	(12.13) %	$ 366,499	0.95%	1.08%	(0.17) %	5%
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
10/1/16 to 9/30/17(8)	26.12	(0.01)	2.32	2.31	—	—	(0.09)	(0.09)	2.22	28.34	8.82	69,955	0.95	1.25	(0.10)	11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	—	3.30	26.12	14.46	50,922	0.99 (10)(12)	1.26	(0.02)	28
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)	7,570	1.10	1.38	(0.03)	21
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	—	(1.20)	(1.20)	3.28	23.17	23.05	4,804	1.10	2.17	(0.16)	26
Class R6
10/1/19 to 3/31/20(6)	$35.77	(0.02)	(4.28)	(4.30)	—	—	(0.15)	(0.15)	(4.45)	$31.32	(12.09) %	$ 15,252	0.87%	0.99%	(0.10) %	5%
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (13) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (14)

KAR Mid-Cap Growth Fund
Class A
10/1/19 to 3/31/20(6)	$37.39	(0.17)	0.85	0.68	—	—	(0.26)	(0.26)	0.42	$37.81	1.76%	$ 214,295	1.32% (7)(15)	1.28%	(0.85) %	5%
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	1.84	37.39	7.46	181,184	1.40 (7)(15)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	7.81	35.55	35.38	131,422	1.40 (15)	1.37	(0.88)	19
10/1/16 to 9/30/17(8)	24.56	(0.12)	3.43	3.31	—	—	(0.13)	(0.13)	3.18	27.74	13.48	84,912	1.40	1.49	(0.88)	12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	—	(0.35)	(0.35)	2.64	24.56	13.81 (9)	80,648	1.41 (9)(10)	1.52	(0.75) (9)	20
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)	76,660	1.39	1.49	(0.84)	26
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	—	(0.69)	(0.69)	1.50	22.80	10.50	83,158	1.43 (12)	1.46	(0.71)	27
Class C
10/1/19 to 3/31/20(6)	$29.38	(0.26)	0.68	0.42	—	—	(0.26)	(0.26)	0.16	$29.54	1.35%	$ 52,975	2.07% (7)(15)	2.06%	(1.60) %	5%
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	1.08	29.38	6.67	40,450	2.15 (7)(15)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
10/1/16 to 9/30/17(8)	20.06	(0.17)	2.78	2.61	—	—	(0.13)	(0.13)	2.48	22.54	13.01	4,971	2.15	2.28	(1.63)	12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	—	(0.35)	(0.35)	1.97	20.06	13.03 (9)	5,350	2.16 (9)(10)	2.27	(1.50) (9)	20
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)	5,319	2.14	2.24	(1.60)	26
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	—	(0.69)	(0.69)	1.01	19.02	9.68	5,976	2.18 (12)	2.21	(1.46)	27
Class I
10/1/19 to 3/31/20(6)	$38.70	(0.13)	0.83	0.70	—	—	(0.26)	(0.26)	0.44	$39.14	1.75%	$ 574,681	1.07% (7)	1.07%	(0.59) %	5%
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	2.04	38.70	7.79	309,892	1.11 (7)(15)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	8.17	36.66	35.72	56,787	1.15 (15)	1.13	(0.65)	19
10/1/16 to 9/30/17(8)	25.20	(0.09)	3.51	3.42	—	—	(0.13)	(0.13)	3.29	28.49	13.58	4,419	1.15	1.27	(0.63)	12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	—	(0.35)	(0.35)	2.78	25.20	14.13 (9)	3,872	1.16 (9)(10)	1.27	(0.50) (9)	20
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)	2,961	1.14	1.24	(0.60)	26
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	—	(0.69)	(0.69)	1.60	23.26	10.79	3,288	1.18 (12)	1.21	(0.46)	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Growth Fund (Continued)
Class R6
10/1/19 to 3/31/20(6)	$38.85	(0.08)	0.81	0.73	—	—	(0.26)	(0.26)	0.47	$39.32	1.82%	$ 5,742	0.83%	0.96%	(0.36) %	5%
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	2.14	38.85	8.05	1,975	0.85 (12)(15)	1.01	(0.34)	28
1/30/18 (13) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	4.97	36.71	15.66	117	0.93 (12)	1.09	(0.40)	19 (14)

KAR Small-Cap Core Fund
Class A
10/1/19 to 3/31/20(6)	$38.20	(0.15)	(4.76)	(4.91)	—	—	(1.65)	(1.65)	(6.56)	$31.64	(13.65) %	$ 100,582	1.27%	1.27%	(0.79) %	10%
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
10/1/16 to 9/30/17(8)	24.21	(0.06)	3.91	3.85	—	—	(0.01)	(0.01)	3.84	28.05	15.92	79,752	1.33	1.33	(0.49)	2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	—	(1.37)	(1.37)	2.82	24.21	20.26 (9)	62,122	1.37 (9)(10)	1.37	(0.31) (9)	24
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	—	(4.17)	(4.22)	(4.26)	21.39	0.02	53,722	1.37	1.37	(0.21)	33
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	— (11)	—	(1.64)	(1.64)	1.46	25.65	13.28	67,696	1.34	1.34	0.12	28
Class C
10/1/19 to 3/31/20(6)	$31.81	(0.25)	(3.89)	(4.14)	—	—	(1.65)	(1.65)	(5.79)	$26.02	(13.98) %	$ 81,097	2.01%	2.01%	(1.56) %	10%
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
10/1/16 to 9/30/17(8)	20.71	(0.14)	3.34	3.20	—	—	(0.01)	(0.01)	3.19	23.90	15.47	56,526	2.08	2.08	(1.23)	2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	—	(1.37)	(1.37)	2.10	20.71	19.39 (9)	44,789	2.12 (9)(10)	2.12	(1.10) (9)	24
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)	31,711	2.12	2.12	(0.95)	33
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	— (11)	—	(1.64)	(1.64)	0.99	22.98	12.44	33,735	2.09	2.09	(0.50)	28
Class I
10/1/19 to 3/31/20(6)	$40.33	(0.11)	(5.04)	(5.15)	(0.01)	—	(1.65)	(1.66)	(6.81)	$33.52	(13.54) %	$ 970,062	1.00%	1.00%	(0.57) %	10%
10/1/18 to 9/30/19	37.26	— (11)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
10/1/16 to 9/30/17(8)	25.37	(0.03)	4.11	4.08	—	—	(0.01)	(0.01)	4.07	29.44	16.10	474,552	1.08	1.08	(0.23)	2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	—	(1.37)	(1.37)	3.07	25.37	20.57 (9)	338,491	1.12 (9)(10)	1.12	(0.11) (9)	24
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	—	(4.17)	(4.30)	(4.28)	22.30	0.28	189,167	1.12	1.12	0.04	33
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	— (11)	—	(1.64)	(1.64)	1.63	26.58	13.57	248,933	1.08	1.08	0.53	28
Class R6
10/1/19 to 3/31/20(6)	$40.50	(0.11)	(5.05)	(5.16)	(0.04)	—	(1.65)	(1.69)	(6.85)	$33.65	(13.52) %	$ 109,142	0.93%	0.93%	(0.56) %	10%
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
10/1/16 to 9/30/17(8)	25.44	(0.02)	4.11	4.09	—	—	(0.01)	(0.01)	4.08	29.52	16.14	44,565	0.99	0.99	(0.14)	2
4/1/16 to 3/31/17	22.33	— (11)	4.48	4.48	—	—	(1.37)	(1.37)	3.11	25.44	20.68 (9)	31,338	1.01 (9)(10)	1.01	0.01 (9)	24
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	—	(4.17)	(4.32)	(4.26)	22.33	0.41	20,811	1.01	1.02	0.33	33
11/12/14 (13) to 3/31/15	25.99	0.12	1.36	1.48	—	—	(0.88)	(0.88)	0.60	26.59	5.83	106	0.97	0.97	1.18	28 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/19 to 3/31/20(6)	$37.44	(0.20)	(3.59)	(3.79)	—	—	(0.62)	(0.62)	(4.41)	$33.03	(10.41) %	$ 565,158	1.35% (7)	1.35%	(1.04) %	6%
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	3.87	37.44	14.12	735,210	1.37 (7)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (7)	1.37	(0.37)	13
10/1/16 to 9/30/17(8)	21.12	(0.09)	4.40	4.31	— (11)	—	—	— (11)	4.31	25.43	20.41	263,281	1.50 (15)	1.46	(0.81)	1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	—	(0.55)	(0.55)	3.45	21.12	23.25 (9)	184,302	1.50 (9)(10)	1.51	(0.73) (9)	21
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	—	(0.50)	(0.50)	0.13	17.67	3.69	88,715	1.49	1.53	(0.59)	27
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	—	(1.76)	(1.76)	0.57	17.54	14.56	83,611	1.50	1.57	(0.76)	27
Class C
10/1/19 to 3/31/20(6)	$33.46	(0.31)	(3.18)	(3.49)	—	—	(0.62)	(0.62)	(4.11)	$29.35	(10.75) %	$ 238,248	2.08% (7)	2.08%	(1.78) %	6%
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	3.16	33.46	13.28	291,693	2.10 (7)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (7)	2.10	(1.10)	13
10/1/16 to 9/30/17(8)	19.28	(0.17)	4.02	3.85	— (11)	—	—	— (11)	3.85	23.13	19.97	93,560	2.25 (15)	2.21	(1.56)	1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	—	(0.55)	(0.55)	2.98	19.28	22.30 (9)	58,327	2.26 (9)(10)	2.26	(1.49) (9)	21
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	—	(0.50)	(0.50)	(0.03)	16.30	2.97	19,525	2.25	2.28	(1.34)	27
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	—	(1.76)	(1.76)	0.30	16.33	13.68	15,594	2.25	2.32	(1.51)	27
Class I
10/1/19 to 3/31/20(6)	$38.28	(0.16)	(3.68)	(3.84)	—	—	(0.62)	(0.62)	(4.46)	$33.82	(10.31) %	$3,435,974	1.08% (7)	1.08%	(0.79) %	6%
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	4.07	38.28	14.44	3,973,860	1.11 (7)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (7)	1.10	(0.10)	13
10/1/16 to 9/30/17(8)	21.45	(0.07)	4.48	4.41	— (11)	—	—	— (11)	4.41	25.86	20.56	1,087,430	1.25 (15)	1.21	(0.55)	1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	—	(0.55)	(0.55)	3.56	21.45	23.59 (9)	489,593	1.26 (9)(10)	1.26	(0.50) (9)	21
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	—	(0.50)	(0.50)	0.19	17.89	4.00	98,270	1.25	1.29	(0.31)	27
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	—	(1.76)	(1.76)	0.62	17.70	14.83	35,058	1.25	1.32	(0.47)	27
Class R6
10/1/19 to 3/31/20(6)	$38.35	(0.16)	(3.67)	(3.83)	—	—	(0.62)	(0.62)	(4.45)	$33.90	(10.26) %	$ 58,010	0.99% (7)	0.99%	(0.79) %	6%
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	4.12	38.35	14.58	45,306	1.00 (7)	1.00	(0.31)	16
1/30/18 (13) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (7)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/19 to 3/31/20(6)	$18.33	0.06	(3.27)	(3.21)	(0.11)	—	—	(0.11)	(3.32)	$15.01	(17.64) %	$ 62,354	1.23% (7)	1.23%	0.65%	6%
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	(1.11)	18.33	(3.82)	79,027	1.24 (7)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	1.03	19.44	7.27	83,276	1.27 (7)	1.27	0.55	6
10/1/16 to 9/30/17(8)	17.61	0.03	1.44	1.47	(0.02)	—	(0.65)	(0.67)	0.80	18.41	8.56	87,399	1.32 (7)	1.32	0.29	10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	—	(1.18)	(1.44)	1.94	17.61	22.86	89,050	1.32 (7)(10)	1.32	1.35	22
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	—	(0.98)	(1.08)	(0.94)	15.67	0.94	71,280	1.30 (7)	1.30	0.49	15
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	—	(1.57)	(1.60)	(0.13)	16.61	9.33	74,738	1.28 (15)	1.28	0.54	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$17.88	(0.01)	(3.20)	(3.21)	—	—	—	—	(3.21)	$14.67	(17.95) %	$ 12,475	1.98% (7)	1.98%	(0.09) %	6%
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	(1.08)	17.88	(4.56)	15,361	1.99 (7)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	0.88	18.96	6.54	29,922	1.97 (7)	1.97	(0.14)	6
10/1/16 to 9/30/17(8)	17.35	(0.04)	1.42	1.38	—	—	(0.65)	(0.65)	0.73	18.08	8.17	29,795	2.06 (7)	2.06	(0.45)	10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	—	(1.18)	(1.31)	1.90	17.35	21.95	29,416	2.07 (7)(10)	2.07	0.65	22
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	—	(0.98)	(0.98)	(0.96)	15.45	0.17	23,602	2.05 (7)	2.05	(0.26)	15
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	—	(1.57)	(1.57)	(0.24)	16.41	8.49	25,634	2.03 (15)	2.03	(0.12)	24
Class I
10/1/19 to 3/31/20(6)	$18.34	0.08	(3.27)	(3.19)	(0.15)	—	—	(0.15)	(3.34)	$15.00	(17.56) %	$ 400,650	0.99% (7)	0.99%	0.90%	6%
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	(1.15)	18.34	(3.57)	484,123	1.01 (7)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	1.08	19.49	7.62	475,103	0.99 (7)	0.99	0.84	6
10/1/16 to 9/30/17(8)	17.62	0.05	1.43	1.48	(0.04)	—	(0.65)	(0.69)	0.79	18.41	8.72	300,259	1.07 (7)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	—	(1.18)	(1.50)	1.93	17.62	23.20	242,661	1.07 (7)(10)	1.07	1.63	22
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	—	(0.98)	(1.13)	(0.95)	15.69	1.17	144,487	1.05 (7)	1.05	0.74	15
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	—	(1.57)	(1.64)	(0.13)	16.64	9.59	163,082	1.03 (15)	1.03	0.97	24
Class R6
10/1/19 to 3/31/20(6)	$18.36	0.09	(3.27)	(3.18)	(0.17)	—	—	(0.17)	(3.35)	$15.01	(17.52) %	$ 9,299	0.89% (7)	0.90%	0.99%	6%
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	(1.15)	18.36	(3.47)	11,286	0.90 (7)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	1.09	19.51	7.69	21,746	0.90 (7)	0.90	0.96	6
4/1/17 to 9/30/17(8)	17.63	0.05	1.44	1.49	(0.05)	—	(0.65)	(0.70)	0.79	18.42	8.78	10,165	0.99 (7)	0.99	0.52	10
11/3/16 (13) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	—	(0.25)	(0.47)	2.73	17.63	21.58	122	0.98 (7)	0.98	0.68	22 (14)

KAR Small-Mid Cap Core Fund
Class A
10/1/19 to 3/31/20(6)	$11.53	(0.03)	(1.10)	(1.13)	—	—	—	—	(1.13)	$10.40	(9.80) %	$ 6,916	1.30%	1.43%	(0.42) %	10%
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (13) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (14)
Class C
10/1/19 to 3/31/20(6)	$11.40	(0.07)	(1.09)	(1.16)	—	—	—	—	(1.16)	$10.24	(10.18) %	$ 3,407	2.05%	2.10%	(1.16) %	10%
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (13) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (14)
Class I
10/1/19 to 3/31/20(6)	$11.56	(0.01)	(1.11)	(1.12)	—	—	—	—	(1.12)	$10.44	(9.69) %	$ 98,877	1.05%	1.14%	(0.18) %	10%
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (13) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (14)
Class R6
10/1/19 to 3/31/20(6)	$11.57	(0.01)	(1.11)	(1.12)	—	—	—	—	(1.12)	$10.45	(9.68) %	$ 4,790	0.97%	1.09%	(0.12) %	10%
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (13) to 9/30/18	10.00	(—) (11)	0.81	0.81	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Rampart Enhanced Core Equity Fund
Class A
10/1/19 to 3/31/20(6)	$20.62	0.08	(3.02)	(2.94)	(0.21)	—	—	(0.21)	(3.15)	$17.47	(14.47) %	$ 90,494	1.20%	1.34%	0.79%	16%
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
10/1/16 to 9/30/17(8)	20.27	0.06	1.72	1.78	(0.06)	—	(1.73)	(1.79)	(0.01)	20.26	9.26	120,445	1.23 (12)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	—	(0.48)	(0.70)	2.13	20.27	15.85 (9)	113,442	1.26 (9)(10)	1.40	0.81 (9)	496
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	—	(3.38)	(3.53)	(2.83)	18.14	4.02	101,113	1.25	1.38	0.74	312
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	—	(2.90)	(2.98)	(0.97)	20.97	9.75	116,725	1.25	1.36	0.82	345
Class C
10/1/19 to 3/31/20(6)	$18.36	— (11)	(2.72)	(2.72)	(0.03)	—	—	(0.03)	(2.75)	$15.61	(14.83) %	$ 5,916	1.95%	2.11%	0.04%	16%
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
10/1/16 to 9/30/17(8)	18.44	(0.02)	1.56	1.54	(0.02)	—	(1.73)	(1.75)	(0.21)	18.23	8.85	32,710	1.98 (12)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	—	(0.48)	(0.49)	1.96	18.44	15.01 (9)	37,269	2.00 (9)(10)	2.15	0.04 (9)	496
4/1/15 to 3/31/16	19.42	— (11)	0.51	0.51	(0.07)	—	(3.38)	(3.45)	(2.94)	16.48	3.27	36,236	2.00	2.13	0.01	312
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	—	(2.90)	(2.91)	(1.18)	19.42	8.91	37,312	2.00	2.12	0.06	345
Class I
10/1/19 to 3/31/20(6)	$20.60	0.11	(3.03)	(2.92)	(0.26)	—	—	(0.26)	(3.18)	$17.42	(14.43) %	$ 8,008	0.95%	1.10%	1.04%	16%
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
10/1/16 to 9/30/17(8)	20.22	0.09	1.71	1.80	(0.07)	—	(1.73)	(1.80)	—	20.22	9.41	32,485	0.98 (12)	1.15	0.91	110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	—	(0.48)	(0.78)	2.09	20.22	16.16 (9)	21,011	1.01 (9)(10)	1.15	1.13 (9)	496
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	—	(3.38)	(3.57)	(2.83)	18.13	4.25	11,991	1.00	1.13	1.13	312
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	—	(2.90)	(3.01)	(0.94)	20.96	10.06	8,969	1.00	1.11	1.05	345
Class R6
10/1/19 to 3/31/20(6)	$20.56	0.11	(3.00)	(2.89)	(0.28)	—	—	(0.28)	(3.17)	$17.39	(14.35) %	$ 693	0.91%	1.02%	1.08%	16%
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (13) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

SGA Emerging Markets Growth Fund
Class A
10/1/19 to 3/31/20(6)	$ 9.97	(0.04)	(1.12)	(1.16)	—	—	— (11)	— (11)	(1.16)	$ 8.81	(11.63) %	$ 124	1.48%	4.25%	(0.72) %	17%
6/13/19 (13) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (14)
Class C
10/1/19 to 3/31/20(6)	$ 9.95	(0.08)	(1.11)	(1.19)	—	—	— (11)	— (11)	(1.19)	$ 8.76	(11.95) %	$ 116	2.23%	5.01%	(1.49) %	17%
6/13/19 (13) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (14)
Class I
10/1/19 to 3/31/20(6)	$ 9.98	(0.03)	(1.12)	(1.15)	—	—	— (11)	— (11)	(1.15)	$ 8.83	(11.51) %	$ 97	1.23%	4.01%	(0.48) %	17%
6/13/19 (13) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Emerging Markets Growth Fund (Continued)
Class R6
10/1/19 to 3/31/20(6)	$ 9.98	(0.02)	(1.12)	(1.14)	—	—	— (11)	— (11)	(1.14)	$ 8.84	(11.41) %	$ 4,116	1.05%	4.00%	(0.30) %	17%
6/13/19 (13) to 9/30/19	10.00	— (11)	(0.02)	(0.02)	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (14)

SGA Global Growth Fund
Class A
10/1/19 to 3/31/20(6)	$20.98	(0.08)	(1.57)	(1.65)	—	—	—	—	(1.65)	$19.33	(7.86) %	$ 15,249	1.38%	1.40%	(0.73) %	24%
2/1/19 to 9/30/19(8)	18.58	(0.01)	2.41	2.40	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
2/1/16 to 1/31/17	13.65	(0.03)	1.76	1.79	—	—	(0.55)	(0.55)	1.24	14.89	13.21	1,028	1.38	2.33	(0.27)	32
2/1/15 to 1/31/16	13.35	(0.03)	0.56	0.53	(0.02)	—	(0.21)	(0.23)	0.30	13.65	3.84	345	1.38	3.05	(0.22)	39
2/1/14 to 1/31/15	13.03	— (11)	0.72	0.72	(0.03)	—	(0.37)	(0.40)	0.32	13.35	5.53	435	1.42	4.19	(0.01)	38
Class C
10/1/19 to 3/31/20(6)	$19.97	(0.16)	(1.48)	(1.64)	—	—	—	—	(1.64)	$18.33	(8.21) %	$ 3,750	2.13%	2.13%	(1.54) %	24%
2/1/19 to 9/30/19(8)	17.77	(0.11)	2.31	2.20	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
2/1/16 to 1/31/17	13.40	0.05	1.60	1.65	—	—	(0.55)	(0.55)	1.10	14.50	12.41	989	2.12	3.08	(1.00)	32
2/1/15 to 1/31/16	13.21	(0.12)	0.54	0.42	(0.02)	—	(0.21)	(0.23)	0.19	13.40	3.04	410	2.13	3.76	(0.89)	39
2/1/14 to 1/31/15	13.00	(0.05)	0.66	0.61	(0.03)	—	(0.37)	(0.40)	0.21	13.21	4.69	393	2.16	4.77	(0.80)	38
Class I*
10/1/19 to 3/31/20(6)	$21.03	(0.06)	(1.58)	(1.64)	— (11)	—	—	— (11)	(1.64)	$19.39	(7.78) %	$ 19,774	1.13%	1.17%	(0.54) %	24%
2/1/19 to 9/30/19(8)	18.61	— (11)	2.42	2.42	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
2/1/16 to 1/31/17	13.66	0.06	1.73	1.79	—	—	(0.55)	(0.55)	1.24	14.90	13.20	11,414	1.34	2.05	(0.43)	32
2/1/15 to 1/31/16	13.36	(0.04)	0.57	0.53	(0.02)	—	(0.21)	(0.23)	0.30	13.66	3.84	422	1.36	3.08	(0.32)	39
2/1/14 to 1/31/15	13.03	0.01	0.72	0.73	(0.03)	—	(0.37)	(0.40)	0.33	13.36	5.60	108	1.36	5.28	0.05	38
Class R6**
10/1/19 to 3/31/20(6)	$21.56	(0.04)	(1.62)	(1.66)	(0.01)	—	—	(0.01)	(1.67)	$19.89	(7.70) %	$ 56,050	0.90%	1.08%	(0.33) %	24%
2/1/19 to 9/30/19(8)	19.04	0.05	2.47	2.52	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31
2/1/16 to 1/31/17	13.79	0.03	1.84	1.87	—	—	(0.55)	(0.55)	1.32	15.11	13.66	7,698	0.98	2.03	0.21	32
2/1/15 to 1/31/16	13.43	0.03	0.56	0.59	(0.02)	—	(0.21)	(0.23)	0.36	13.79	4.26	6,219	0.98	2.62	0.27	39
2/1/14 to 1/31/15	13.05	0.06	0.72	0.78	(0.03)	—	(0.37)	(0.40)	0.38	13.43	5.98	5,106	0.98	3.82	0.42	38

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1 in the Notes to Financial Statements. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1 in the Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	The Fund changed its fiscal year end to September 30, during the period.
(9)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.05% (Class C), 0.06% (Class I)
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Rampart Enhanced Core Equity Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.06% (Class C), 0.06% (Class I)
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Rampart Enhanced Core Equity Fund amounts are less than 0.005% for Classes A, C, and I, respectively

(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Amount is less than $0.005 per share.
(12)	Represents a blended ratio.
(13)	Inception date.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 12 funds of the Trust are offered for sale, of which 11 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the SGA Emerging Markets Growth Fund are diversified.
Before the SGA Global Growth Fund (the “Successor Fund”) commenced operations, on May 3, 2019, all of the property, assets and liabilities of the American Beacon SGA Global Growth FundSM (the “Predecessor Fund”) were transferred to the Successor Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (“Reorganization”) between the Trust, on behalf of the Successor Fund, and American Beacon, on behalf of the Predecessor Fund. As a result of the Reorganization, the Successor Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the Reorganization is that of the Predecessor Fund, which previously had a fiscal period end of January 31.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
KAR Capital Growth Fund	Long-term capital growth.
KAR Global Quality Dividend Fund	Total return, consisting of both capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
Rampart Enhanced Core Equity Fund	Capital appreciation and current income.
SGA Emerging Markets Growth Fund	Long-term capital appreciation.
SGA Global Growth Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objective(s).

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
The Rampart Enhanced Core Equity Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of the Rampart Enhanced Core Equity Fund’s derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of March 31, 2020:

Statement of Operations
Rampart Enhanced Core Equity Fund
Net realized gain (loss) from purchased options	$ 5,165(1)
Net realized gain (loss) from written options	(7,962)
Net change in unrealized appreciation (depreciation) on purchased options	28 (2)
Net change in unrealized appreciation (depreciation) on written options	(36)
Total net realized and unrealized gain (loss) on purchased and written options	(2,805)
(1)	Amount included in Net realized gain (loss) from investments.
(2)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
For the period ended March 31, 2020, the average quarterly premiums paid by the Rampart Enhanced Core Equity Fund for purchased options were $81 and the average quarterly premiums received for written options by the Rampart Enhanced Core Equity Fund were $143.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Rampart Enhanced Core Equity Fund	0.75	0.70	0.65
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR (1)
KAR Global Quality Dividend Fund	KAR (1)
KAR Mid-Cap Core Fund	KAR (1)
KAR Mid-Cap Growth Fund	KAR (1)
KAR Small-Cap Core Fund	KAR (1)
KAR Small-Cap Growth Fund	KAR (1)
KAR Small-Cap Value Fund	KAR (1)
KAR Small-Mid Cap Core Fund	KAR (1)
Rampart Enhanced Core Equity Fund	Rampart (2)
SGA Emerging Markets Growth Fund	SGA (3)
SGA Global Growth Fund	SGA (3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Rampart Investment Management Company, LLC (“Rampart”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Sustainable Growth Advisers, LP, an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to certain Funds’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed on an annualized basis, the following respective percentages of average daily net assets through January 31, 2021 (except as noted). Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47% *	2.22% *	1.22% *	0.73%
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 *	2.15 *	1.15 *	0.83
KAR Small-Cap Growth Fund	1.50 *	2.25 *	1.25 *	1.18 *
KAR Small-Cap Value Fund	1.42 *	2.17 *	1.17 *	1.06 *
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Fund	Class A	Class C	Class I	Class R6
Rampart Enhanced Core Equity Fund	1.20%	1.95%	0.95%	0.91%
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund**	1.38	2.13	1.13	0.90
*	Each share class is currently below its expense cap.
**	Effective through May 31, 2021.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	2023	Total
KAR Capital Growth Fund
Class R6	$ —	$ 5	$ 1	$ — (1)	$ 6
KAR Global Quality Dividend Fund
Class A	48	55	56	31	190
Class C	7	9	8	3	27
Class I	8	10	14	11	43
Class R6	—	—	— (1)	— (1)	— (1)
KAR Mid-Cap Core Fund
Class A	34	55	62	35	186
Class C	24	45	58	31	158
Class I	89	200	396	254	939
Class R6	—	1	8	9	18
KAR Mid-Cap Growth Fund
Class R6	—	— (1)	1	3	4
KAR Small-Mid Cap Core Fund
Class A	—	1	9	3	13
Class C	—	1	7	1	9
Class I	—	—	67	25	92
Class R6	—	50	42	3	95
Rampart Enhanced Core Equity Fund
Class A	90	133	164	82	469
Class C	28	34	21	6	89
Class I	22	30	16	8	76
Class R6	—	3	2	1	6
SGA Emerging Markets Growth Fund
Class A	—	—	2	2	4
Class C	—	—	2	1	3
Class I	—	—	3	2	5
Class R6	—	—	100	64	164
SGA Global Growth Fund
Class A	—	—	—	1	1
Class I	—	—	1	4	5
Class R6	—	—	24	47	71
(1)	Amount is less than $500.
During the period ended March 31, 2020, the Adviser recaptured expenses previously waived for the following Funds:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Fund	Class A	Class C	Class I	Class R6	Total
KAR Mid-Cap Growth Fund	$52	$ 4	$ —	$ —	$56
Virtus KAR Small-Mid Cap Core Fund	—	— (1)	—	— (1)	—
Virtus SGA Global Growth Fund	—	— (1)	—	—	—
(1) Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $184 for Class A shares and CDSC of $16, $23, and $(1) for Class A shares, Class C shares, and Class R6 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2020, the Funds incurred administration fees totaling $4,523 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Funds incurred transfer agent fees totaling $2,027 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliate
The KAR Capital Growth Fund and KAR Mid-Cap Growth Fund were reimbursed by KAR for costs incurred due to an error in the processing of a corporate action of an investment during the period ended March 31, 2020.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2020.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities and written options) during the period ended March 31, 2020, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 13,959	$ 32,423
KAR Global Quality Dividend Fund	11,499	10,134
KAR Mid-Cap Core Fund	120,050	24,938
KAR Mid-Cap Growth Fund	351,792	32,191
KAR Small-Cap Core Fund	140,564	189,401
KAR Small-Cap Growth Fund	288,657	597,523
KAR Small-Cap Value Fund	31,729	38,978
KAR Small-Mid Cap Core Fund	98,317	5,989
Rampart Enhanced Core Equity Fund	21,053	34,583
SGA Emerging Markets Growth Fund	1,434	781
SGA Global Growth Fund	63,345	19,213
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2020.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Global Quality Dividend Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	475	$ 8,349	882	$ 13,899	47	$ 704	307	$ 4,130
Reinvestment of distributions	705	12,891	2,881	39,215	43	639	183	2,343
Shares repurchased and cross class conversions	(2,022)	(35,345)	(3,160)	(50,927)	(235)	(3,264)	(261)	(3,636)
Net Increase / (Decrease)	(842)	$ (14,105)	603	$ 2,187	(145)	$ (1,921)	229	$ 2,837
Class C
Shares sold and cross class conversions	61	$ 818	132	$ 1,645	16	$ 194	49	$ 636
Reinvestment of distributions	22	302	140	1,443	3	40	33	403
Shares repurchased and cross class conversions	(80)	(1,037)	(588)	(6,799)	(52)	(700)	(212)	(2,755)
Net Increase / (Decrease)	3	$ 83	(316)	$ (3,711)	(33)	$ (466)	(130)	$ (1,716)
Class I
Shares sold and cross class conversions	945	$ 17,644	601	$ 10,354	329	$ 4,645	219	$ 3,098
Reinvestment of distributions	35	670	92	1,303	15	226	38	486
Shares repurchased and cross class conversions	(409)	(7,801)	(308)	(5,240)	(71)	(986)	(90)	(1,255)
Net Increase / (Decrease)	571	$ 10,513	385	$ 6,417	273	$ 3,885	167	$ 2,329
Class R6
Shares sold and cross class conversions	55	$ 1,110	—	$ —	—	$ —	7	$ 100
Reinvestment of distributions	— (1)	3	—	—	—	—	—	—
Shares repurchased and cross class conversions	(5)	(102)	(334)	(5,834)	—	—	—	—
Net Increase / (Decrease)	50	$ 1,011	(334)	$ (5,834)	—	$ —	7	$ 100
(1)	Amount is less than 500 shares.

	KAR Mid-Cap Core Fund				KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	320	$ 11,547	694	$ 22,555	1,902	$ 80,305	2,798	$ 103,492
Reinvestment of distributions	6	221	8	241	27	1,126	70	2,054
Shares repurchased and cross class conversions	(253)	(8,416)	(346)	(11,294)	(1,107)	(44,028)	(1,720)	(61,529)
Net Increase / (Decrease)	73	$ 3,352	356	$ 11,502	822	$ 37,403	1,148	$ 44,017

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	KAR Mid-Cap Core Fund				KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	190	$ 6,361	726	$ 21,901	604	$ 19,380	1,144	$ 33,483
Reinvestment of distributions	6	207	9	234	12	384	15	347
Shares repurchased and cross class conversions	(232)	(7,350)	(377)	(11,404)	(200)	(6,126)	(226)	(6,134)
Net Increase / (Decrease)	(36)	$ (782)	358	$ 10,731	416	$ 13,638	933	$ 27,696
Class I
Shares sold and cross class conversions	4,655	$ 168,059	7,301	$ 237,161	9,904	$ 421,966	8,845	$ 342,151
Reinvestment of distributions	42	1,610	47	1,376	58	2,469	37	1,127
Shares repurchased and cross class conversions	(2,201)	(74,791)	(3,014)	(98,245)	(3,286)	(133,109)	(2,424)	(90,125)
Net Increase / (Decrease)	2,496	$ 94,878	4,334	$ 140,292	6,676	$ 291,326	6,458	$ 253,153
Class R6
Shares sold and cross class conversions	192	$ 7,335	253	$ 8,720	128	$ 5,332	52	$ 2,107
Reinvestment of distributions	1	56	1	17	1	25	— (1)	1
Shares repurchased and cross class conversions	(23)	(864)	(9)	(308)	(33)	(1,436)	(5)	(170)
Net Increase / (Decrease)	170	$ 6,527	245	$ 8,429	96	$ 3,921	47	$ 1,938
(1)	Amount is less than 500 shares.

	KAR Small-Cap Core Fund				KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	225	$ 8,531	654	$ 21,999	1,600	$ 61,727	5,131	$ 176,059
Reinvestment of distributions	130	5,061	141	4,157	263	10,502	477	14,072
Shares repurchased and cross class conversions	(676)	(23,821)	(1,619)	(53,774)	(4,386)	(160,891)	(11,800)	(389,915)
Net Increase / (Decrease)	(321)	$ (10,229)	(824)	$ (27,618)	(2,523)	$ (88,662)	(6,192)	$ (199,784)
Class C
Shares sold and cross class conversions	71	$ 2,233	242	$ 6,886	270	$ 9,371	873	$ 27,067
Reinvestment of distributions	161	5,137	198	4,888	143	5,103	242	6,416
Shares repurchased and cross class conversions	(454)	(13,906)	(1,190)	(33,252)	(1,014)	(33,264)	(2,358)	(72,588)
Net Increase / (Decrease)	(222)	$ (6,536)	(750)	$ (21,478)	(601)	$ (18,790)	(1,243)	$ (39,105)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	KAR Small-Cap Core Fund				KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,465	$ 93,973	7,010	$ 249,814	13,706	$ 533,903	27,768	$ 978,364
Reinvestment of distributions	979	40,135	1,102	34,246	1,460	59,776	2,195	66,057
Shares repurchased and cross class conversions	(4,307)	(162,649)	(11,363)	(395,296)	(17,383)	(647,926)	(46,623)	(1,570,324)
Net Increase / (Decrease)	(863)	$ (28,541)	(3,251)	$ (111,236)	(2,217)	$ (54,247)	(16,660)	$ (525,903)
Class R6
Shares sold and cross class conversions	1,086	$ 42,345	796	$ 29,265	724	$ 29,212	1,171	$ 40,434
Reinvestment of distributions	117	4,797	96	2,985	19	796	7	224
Shares repurchased and cross class conversions	(617)	(24,599)	(602)	(22,129)	(213)	(7,998)	(400)	(13,719)
Net Increase / (Decrease)	586	$ 22,543	290	$ 10,121	530	$ 22,010	778	$ 26,939

	KAR Small-Cap Value Fund				KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	254	$ 4,349	1,146	$ 19,247	811	$ 10,084	119	$ 1,266
Reinvestment of distributions	23	448	81	1,293	—	—	— (1)	3
Shares repurchased and cross class conversions	(433)	(7,702)	(1,199)	(20,793)	(273)	(3,133)	(6)	(58)
Net Increase / (Decrease)	(156)	$ (2,905)	28	$ (253)	538	$ 6,951	113	$ 1,211
Class C
Shares sold and cross class conversions	158	$ 2,738	295	$ 4,835	282	$ 3,520	85	$ 873
Reinvestment of distributions	—	—	19	293	—	—	— (1)	1
Shares repurchased and cross class conversions	(167)	(2,704)	(1,033)	(16,948)	(47)	(489)	(1)	(8)
Net Increase / (Decrease)	(9)	$ 34	(719)	$ (11,820)	235	$ 3,031	84	$ 866
Class I
Shares sold and cross class conversions	5,031	$ 90,235	12,613	$ 218,389	9,168	$ 109,802	2,222	$ 24,808
Reinvestment of distributions	198	3,832	601	9,562	—	—	1	15
Shares repurchased and cross class conversions	(4,916)	(85,502)	(11,185)	(193,835)	(1,848)	(19,724)	(90)	(986)
Net Increase / (Decrease)	313	$ 8,565	2,029	$ 34,116	7,320	$ 90,078	2,133	$ 23,837

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	KAR Small-Cap Value Fund				KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	59	$ 1,061	101	$ 1,754	194	$ 2,456	—	$ —
Reinvestment of distributions	5	103	20	322	—	—	—	—
Shares repurchased and cross class conversions	(60)	(1,066)	(620)	(10,959)	(5)	(58)	—	—
Net Increase / (Decrease)	4	$ 98	(499)	$ (8,883)	189	$ 2,398	—	$ —
(1)	Amount is less than 500 shares.

	Rampart Enhanced Core Equity Fund				SGA Emerging Markets Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		From Inception June 13, 2019 to September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	336	$ 6,630	1,001	$ 18,383	4	$ 42	10	$ 100
Reinvestment of distributions	50	1,108	60	1,048	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(787)	(14,808)	(1,128)	(21,798)	—	—	—	—
Net Increase / (Decrease)	(401)	$ (7,070)	(67)	$ (2,367)	4	$ 42	10	$ 100
Class C
Shares sold and cross class conversions	16	$ 301	20	$ 344	3	$ 27	10	$ 100
Reinvestment of distributions	1	13	3	52	—	—	—	—
Shares repurchased and cross class conversions	(61)	(1,108)	(1,234)	(20,336)	—	—	—	—
Net Increase / (Decrease)	(44)	$ (794)	(1,211)	$ (19,940)	3	$ 27	10	$ 100
Class I
Shares sold and cross class conversions	26	$ 532	72	$ 1,431	—	$ —	11	$ 110
Reinvestment of distributions	6	126	9	152	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(89)	(1,781)	(278)	(5,296)	—	—	—	—
Net Increase / (Decrease)	(57)	$ (1,123)	(197)	$ (3,713)	—	$ —	11	$ 110
Class R6
Shares sold and cross class conversions	5	$ 100	5	$ 104	61	$ 656	404	$ 4,038
Reinvestment of distributions	1	11	1	22	— (1)	1	—	—
Shares repurchased and cross class conversions	(11)	(209)	(199)	(3,912)	— (1)	— (2)	—	—
Net Increase / (Decrease)	(5)	$ (98)	(193)	$ (3,786)	61	$ 657	404	$ 4,038
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	SGA Global Growth Fund
	Six Months Ended March 31, 2020 (Unaudited)		Fiscal Period Ended September 30, 2019(1)		Year Ended January 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	905	$ 21,107	110	$ 2,288	91	$ 1,744
Reinvestment of distributions	—	—	—	—	8	136
Shares repurchased and cross class conversions	(317)	(7,008)	(112)	(2,267)	(90)	(1,713)
Net Increase / (Decrease)	588	$ 14,099	(2)	$ 21	9	$ 167
Class C
Shares sold and cross class conversions	46	$ 967	27	$ 538	103	$ 1,882
Reinvestment of distributions	—	—	—	—	7	112
Shares repurchased and cross class conversions	(19)	(361)	(27)	(522)	(40)	(741)
Net Increase / (Decrease)	27	$ 606	—	$ 16	70	$ 1,253
Class I*
Shares sold and cross class conversions	582	$ 12,716	441	$ 9,232	167	$ 3,136
Reinvestment of distributions	—	3	—	—	17	286
Shares repurchased and cross class conversions	(171)	(3,572)	(148)	(3,008)	(854)	(16,486)
Net Increase / (Decrease)	411	$ 9,147	293	$ 6,224	(670)	$ (13,064)
Class R6**
Shares sold and cross class conversions	1,134	$ 24,948	236	$ 4,825	748	$ 14,323
Reinvestment of distributions	1	34	—	—	57	978
Shares repurchased and cross class conversions	(205)	(4,591)	(271)	(5,590)	(82)	(1,552)
Net Increase / (Decrease)	930	$ 20,391	(35)	$ (765)	723	$ 13,749
Class Y**
Shares sold and cross class conversions	—	$ —	—	$ —	743	$ 14,798
Reinvestment of distributions	—	—	—	—	39	667
Shares repurchased and cross class conversions	—	—	—	—	(661)	(11,630)
Net Increase / (Decrease)	—	$ —	—	$ —	121	$ 3,835
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1 in the Notes to Financial Statements.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1 in the Notes to Financial Statements.
(1)	Period from February 1, 2019 to September 30, 2019. The Fund had a fiscal period end change from January 31 to September 30.
Note 7. 10% Shareholders
As of March 31, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
KAR Global Quality Dividend Fund	18%	1

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	% of Shares Outstanding	Number of Accounts*
KAR Mid-Cap Core Fund	33%	2
KAR Mid-Cap Growth Fund	28	2
KAR Small-Cap Core Fund	26	2
KAR Small-Cap Growth Fund	23	2
KAR Small-Cap Value Fund	49	2
KAR Small-Mid Cap Core Fund	43	2
SGA Emerging Markets Growth Fund	55	2
SGA Global Growth Fund	41	3
*	None of the accounts are affiliated.
Note 8. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
At March 31, 2020, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	27%
KAR Capital Growth Fund	Consumer Discretionary	27
KAR Mid-Cap Core Fund	Industrials	35
KAR Mid-Cap Growth Fund	Information Technology	32
KAR Small-Cap Core Fund	Industrials	33
KAR Small-Cap Value Fund	Industrials	33
KAR Small-Mid Cap Core Fund	Information Technology	29
Rampart Enhanced Core Equity Fund	Information Technology	26
SGA Emerging Markets Growth Fund	Consumer Discretionary	33
SGA Emerging Markets Growth Fund	Consumer Staples	29
SGA Global Growth Fund	Information Technology	27
SGA Global Growth Fund	Consumer Discretionary	26
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. Certain Funds held securities considered to be restricted at March 31, 2020, as follows:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Capital Growth Fund	Bill.com Holdings, Inc.	12/21/2018	$5,514	$11,350	2.4%
KAR Mid-Cap Growth Fund	Bill.com Holdings, Inc.	12/21/2018	3,500	7,204	0.8

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Small-Cap Growth Fund	$1	$20,000	2.11%	1
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 236,183	$ 243,346	$ (10,306)	$ 233,040
KAR Global Quality Dividend Fund	35,207	1,315	(5,060)	(3,745)
KAR Mid-Cap Core Fund	453,003	36,890	(34,408)	2,482
KAR Mid-Cap Growth Fund	784,857	109,116	(42,367)	66,749
KAR Small-Cap Core Fund	942,963	364,758	(88,849)	275,909
KAR Small-Cap Growth Fund	3,262,489	984,889	(172,666)	812,223
KAR Small-Cap Value Fund	431,753	108,619	(73,964)	34,655
KAR Small-Mid Cap Core Fund	127,393	2,115	(19,296)	(17,181)
Rampart Enhanced Core Equity Fund	91,639	21,778	(10,362)	11,416
SGA Emerging Markets Growth Fund	5,071	293	(940)	(647)
SGA Global Growth Fund	91,712	9,885	(6,759)	3,126
Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
KAR Small-Mid Cap Core Fund	$ 76	$ —	$ 76	$ —
Rampart Enhanced Core Equity Fund	2,592	5,160	2,592	5,160
SGA Global Growth Fund	422	156	422	156
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended March 31, 2020, the following Funds deferred qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Capital Loss Deferred
KAR Capital Growth Fund	$ 1,695	$ —
KAR Global Quality Dividend Fund	20	1,227
KAR Mid-Cap Growth Fund	2,143	—
KAR Small-Cap Core Fund	21	—
KAR Small-Cap Growth Fund	14,770	62,570

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Late Year Ordinary Losses Deferred	Capital Loss Deferred
KAR Small-Cap Value Fund	$ —	$10,919
KAR Small-Mid Cap Core Fund	11	69
Rampart Enhanced Core Equity Fund	—	760
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND AND VIRTUS RAMPART ENHANCED CORE EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Capital Growth Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund and Virtus KAR Small-Mid Cap Core Fund; and among the Trust, VIA and Rampart Investment Management Company, LLC (“Rampart”) with respect to Virtus Rampart Enhanced Core Equity Fund (each of KAR and Rampart, a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e)

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND AND VIRTUS RAMPART ENHANCED CORE EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2019.
Virtus KAR Capital Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed its benchmark for the 3- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 10-year period and underperformed its benchmark for the 1- and 10-year periods.
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-year period and underperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1-, 5-, and 10-year periods and outperformed its benchmark for the 1-year period.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods and underperformed its benchmark for the 10-year period.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND AND VIRTUS RAMPART ENHANCED CORE EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 10-year period.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.
Virtus Rampart Enhanced Core Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10- year periods.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance, and/or actions taken to address Fund’s underperformance, was satisfactory. With respect to Virtus KAR Global Quality Dividend Fund, the Board also considered that the Fund’s investment strategy had recently changed, so that the performance shown included that of a prior strategy.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses were in the third quintile of the Expense Universe.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses were in the third quintile of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND AND VIRTUS RAMPART ENHANCED CORE EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Rampart Enhanced Core Equity Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Group.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2021. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND AND VIRTUS RAMPART ENHANCED CORE EQUITY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:
Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a generalmarket downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8029	05-20

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2020
Virtus Tactical Allocation Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Tactical Allocation Fund
(“Tactical Allocation Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Tactical Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Tactical Allocation Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 958.50	1.06%	$ 5.19
Class C	1,000.00	955.80	1.90	9.29
Class I	1,000.00	957.70	0.80	3.92

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
2

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,019.70	1.06%	$ 5.35
Class C	1,000.00	1,015.50	1.90	9.57
Class I	1,000.00	1,021.00	0.80	4.04

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The
4

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2020
index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Swedish Depositary Receipt (“SDR”)
Represents common shares in foreign companies kept in safe custody with Skandinaviska Enskilda Banken AB, in order to enable listing and trading on OMS Nordic Exhange Stockholm AB (the Stockholm Exchange) in Sweden.
5

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Common Stocks		60%
Information Technology	15%
Consumer Discretionary	13
Communication Services	11
All Other Common Stocks	21
Corporate Bonds and Notes		14
Financials	5
All Other Corporate Bonds and Notes	9
Mortgage-Backed Securities		10
U.S. Government Securities		6
Asset-Backed Securities		4
Short-Term Investment		2
Leveraged Loans		2
Other		2
Total		100%
	Par Value	Value
U.S. Government Securities—5.5%
U.S. Treasury Bonds
2.500%, 2/15/46	$ 3,225	$ 4,054
3.000%, 8/15/48	10,430	14,502
U.S. Treasury Notes
2.250%, 3/31/21	7,975	8,141
2.875%, 8/15/28	1,225	1,449
1.500%, 2/15/30	1,360	1,466
Total U.S. Government Securities (Identified Cost $23,785)		29,612

Municipal Bonds—1.0%
California—0.5%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,122
	Par Value	Value

California—continued
University of California, Series B-A, Taxable 4.428%, 5/15/48	$ 380	$ 410
		2,532

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	630
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	557

See Notes to Financial Statements
6

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	$ 70	$ 73
Massachusetts—0.2%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	535	740
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	185
Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	667
Total Municipal Bonds (Identified Cost $5,064)		5,384

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	12
RegS 8.250%, 10/13/24(1)(2)	40	3
RegS 7.650%, 4/21/25(1)(2)	320	29
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	212
Republic of Turkey 7.375%, 2/5/25	380	373
Total Foreign Government Securities (Identified Cost $991)		629
	Par Value	Value

Mortgage-Backed Securities—10.3%
Agency—1.8%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	$ 93	$ 103
Pool #A62213 6.000%, 6/1/37	144	166
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	25	28
Pool #735061 6.000%, 11/1/34	196	226
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	105	119
Pool #310041 6.500%, 5/1/37	174	212
Pool #909092 6.000%, 9/1/37	9	10
Pool #972569 5.000%, 3/1/38	109	118
Pool #909175 5.500%, 4/1/38	91	104
Pool #929625 5.500%, 6/1/38	112	125
Pool #909220 6.000%, 8/1/38	65	75
Pool #MA3692 3.500%, 7/1/49	962	1,016
Pool #CA4128 3.000%, 9/1/49	879	922
Pool#MA3803 3.500%, 10/1/49	2,094	2,212
Pool#MA3905 3.000%, 1/1/50	4,390	4,602
		10,042

See Notes to Financial Statements
7

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—8.5%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	$ 73	$ 73
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	826	807
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	795	790
2015-SFR1, A 144A 3.467%, 4/17/52(3)	979	951
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	302
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	489	470
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	158	154
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	200	195
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	327	311
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(3)(4)	580	573
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(4)	63	59
2005-1, 1A1 5.500%, 2/25/35	189	180
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	77	74
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.536%, 5/25/34(4)	230	200
	Par Value	Value

Non-Agency—continued
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	$ 500	$ 514
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	487
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	100	94
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	245	241
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.955%, 12/15/36(3)(4)	455	405
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	570	447
BXMT 2020-FL2, A (1 month LIBOR + 0.090%) 144A 1.700%, 2/16/37(3)(4)	580	517
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(3)(4)	610	601
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.625%, 12/15/36(3)(4)	675	648
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	31	31
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	922	918
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	715	724
See Notes to Financial Statements
8

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(3)(4)	$ 558	$ 540
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	430
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(3)	585	563
2019-3, C 144A 3.265%, 10/15/52(3)	295	219
2018-2, A 144A 4.026%, 11/15/52(3)	160	162
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.685%, 5/15/36(3)(4)	530	498
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.760%, 4/25/44(3)(4)	34	33
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	38	37
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	211	209
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	169	163
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 2.850%, 3/15/35(3)(4)	585	504
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	122	121
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	149	148
	Par Value	Value

Non-Agency—continued
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	$ 421	$ 422
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	273	271
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	279	285
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	565	532
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	476
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	88	85
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	115	112
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	452	434
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	131	125
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	37	38
2015-C31, AS 4.106%, 8/15/48	565	583
2015-C28, B 3.986%, 10/15/48	655	630
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	56	55
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	73	73
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	329	325
See Notes to Financial Statements
9

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	$ 648	$ 616
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	173	172
2017-5, A1 144A 3.147%, 10/26/48(3)(4)	588	565
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	126	128
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 1.505%, 5/15/36(3)(4)	565	514
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	670	586
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	159	152
2005-2, 2A1 6.000%, 1/25/35	60	59
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	95	95
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(3)(4)(5)	340	340
MetLife Securitization Trust
2017-1A, M1 144A 3.686%, 4/25/55(3)(4)	100	87
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	566	584
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	282
2015-C22, AS 3.561%, 4/15/48	835	835
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	$ 335	$ 345
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	229	236
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	109	113
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	75	77
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	393	383
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	165	171
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	618	638
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	291	287
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	534	535
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 2.672%, 3/25/35(4)	220	217
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	679	681
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	440	443
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	470	456
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	165	143
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	951
2018-SFR2, B 144A 3.841%, 8/17/35(3)	475	466
See Notes to Financial Statements
10

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-SFR3, B 144A 2.571%, 9/17/36(3)	$ 460	$ 416
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	890	894
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	613	619
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	668	598
2019-GS1, A1 144A 3.500%, 10/25/24(3)(4)(5)	426	424
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	1,150	1,142
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	392	372
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	345	328
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	643	641
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(3)(4)	452	426
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	233	221
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	617	614
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(3)(4)	389	378
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	500	492
2015-3, A1B 144A 3.000%, 3/25/54(3)(4)	38	38
	Par Value	Value

Non-Agency—continued
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	$ 160	$ 152
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	100	95
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	580	565
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	585	536
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	800	696
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	803	825
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	178	179
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	585	544
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	371
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	372
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	209	206
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	349	309
2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	436	376
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	283	258
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(3)(4)	130	126
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	136	129
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	580	519
See Notes to Financial Statements
11

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	$ 315	$ 309
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	356	341
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	565	574
2015-LC20, B 3.719%, 4/15/50	1,029	989
		46,070

Total Mortgage-Backed Securities (Identified Cost $57,968)		56,112

Asset-Backed Securities—4.0%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	145	144
Automobiles—2.7%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	380	380
2019-1, A 144A 3.750%, 5/20/22(3)	301	300
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	86	86
2018-4, C 144A 3.970%, 1/13/25(3)	680	655
2019-2, C 144A 3.170%, 6/12/25(3)	565	526
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(3)	$ 900	$ 879
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(3)	430	424
2017-1, D 144A 3.150%, 2/20/25(3)	135	133
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(3)(5)	575	487
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	30	30
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	559
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(3)	99	98
2018-3A, C 144A 3.790%, 7/15/24(3)	380	373
2019-2A, B 144A 2.990%, 4/17/23(3)	565	559
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(3)	545	544
2018-4A, D 144A 4.350%, 9/16/24(3)	160	147
2019-1A, D 144A 4.130%, 12/16/24(3)	155	140
See Notes to Financial Statements
12

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-2A, C 144A 3.300%, 3/15/24(3)	$ 570	$ 529
2019-4A, C 144A 2.440%, 9/16/24(3)	690	668
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(3)	505	502
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(3)	116	116
2017-3, C 144A 2.910%, 9/15/23(3)	520	512
2019-1, C 144A 3.600%, 2/18/25(3)	835	827
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	155	154
2018-1A, B 144A 3.520%, 8/15/23(3)	155	147
2018-3A, C 144A 4.180%, 7/15/24(3)	640	581
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	685	663
2019-1A, A 144A 3.710%, 3/25/23(3)	560	544
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(3)	$ 420	$ 418
2018-1A, C 144A 3.850%, 10/14/25(3)	355	351
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(3)	520	515
Skopos Auto Receivables Trust
2018-1A, B 144A 3.930%, 5/16/22(3)	91	90
2019-1A, C 144A 3.630%, 9/16/24(3)	575	462
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(3)	565	519
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(3)	135	135
2020-1, B 144A 2.190%, 6/16/25(3)	585	563
		14,616

Credit Card—0.1%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	645	593
See Notes to Financial Statements
13

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—1.2%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	$ 73	$ 72
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	158	153
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	129	127
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)(5)	16	16
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	570	505
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	150
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	621	570
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	158	154
2017-1A, A 144A 2.420%, 12/20/34(3)	211	205
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	544	541
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	488	485
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	470	469
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	491	480
	Par Value	Value

Other—continued
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	$ 590	$ 573
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)(5)	130	120
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(3)	395	390
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	62	62
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	411	398
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(3)	554	530
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	547	509
		6,509

Total Asset-Backed Securities (Identified Cost $22,809)		21,862

Corporate Bonds and Notes—14.4%
Communication Services—0.7%
America Movil SAB de C.V. 6.450%, 12/5/22	20 MXN	79
AT&T, Inc. 4.100%, 2/15/28	437	459
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	405
CCO Holdings LLC 144A 4.500%, 8/15/30(3)	165	162
See Notes to Financial Statements
14

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	$ 255	$ 207
144A 6.625%, 8/15/27(3)	140	94
DISH DBS Corp.
5.000%, 3/15/23	110	105
7.750%, 7/1/26	60	62
Frontier Communications Corp.
8.500%, 4/15/20	45	12
144A 8.500%, 4/1/26(3)	205	187
iHeartCommunications, Inc. 8.375%, 5/1/27	6	5
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	80	71
Meredith Corp. 6.875%, 2/1/26	330	284
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	170	173
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	400	408
Telesat Canada 144A 4.875%, 6/1/27(3)	205	196
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	585	648
Verizon Communications, Inc. 4.125%, 3/16/27	205	228
		3,785

Consumer Discretionary—1.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	350	270
	Par Value	Value

Consumer Discretionary—continued
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	$ 505	$ 523
Dana, Inc. 5.375%, 11/15/27	445	361
eBay, Inc. 2.700%, 3/11/30	635	575
Eldorado Resorts, Inc. 6.000%, 9/15/26	160	144
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	385	335
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	92
Lear Corp. 3.800%, 9/15/27	775	710
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	180	162
M/I Homes, Inc. 144A 4.950%, 2/1/28(3)	435	369
PulteGroup, Inc. 6.375%, 5/15/33	280	283
QVC, Inc.
4.375%, 3/15/23	345	326
4.750%, 2/15/27	365	323
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	210	135
144A 7.000%, 5/15/28(3)	80	49
TRI Pointe Group, Inc. 5.875%, 6/15/24	275	256
Under Armour, Inc. 3.250%, 6/15/26	340	288
		5,201

Consumer Staples—0.3%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(3)	455	453
See Notes to Financial Statements
15

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
144A 4.875%, 2/15/30(3)	$ 275	$ 272
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	340	363
BAT Capital Corp. 4.906%, 4/2/30	500	513
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	191
		1,792

Energy—1.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	320	192
Boardwalk Pipelines LP 4.950%, 12/15/24	455	369
Cheniere Energy Partners LP
5.625%, 10/1/26	245	228
144A 4.500%, 10/1/29(3)	180	160
CrownRock LP 144A 5.625%, 10/15/25(3)	345	179
Energy Transfer Operating LP 4.200%, 4/15/27	680	551
HollyFrontier Corp. 5.875%, 4/1/26	630	546
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	660
Kinder Morgan, Inc. 7.750%, 1/15/32	205	237
MPLX LP
4.000%, 3/15/28	571	508
144A 4.250%, 12/1/27(3)	330	286
Nabors Industries, Inc. 5.750%, 2/1/25	250	55
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(6)	182	18
	Par Value	Value

Energy—continued
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(7)	$ 25	$ —(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	180	122
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	131
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	850
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	15
Petroleos Mexicanos 144A 7.690%, 1/23/50(3)	445	309
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	412
4.200%, 3/15/28	210	180
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	655	647
Targa Resources Partners LP 5.875%, 4/15/26	430	358
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	113	90
USA Compression Partners LP 6.875%, 4/1/26	475	297
Valero Energy Partners LP 4.500%, 3/15/28	674	608
		8,008

Financials—5.1%
Acrisure LLC 144A 7.000%, 11/15/25(3)	130	112
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	558
See Notes to Financial Statements
16

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Allstate Corp. (The) Series B 5.750%, 8/15/53(9)	$ 655	$ 589
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	455	475
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	595	588
Athene Holding Ltd. 4.125%, 1/12/28	600	542
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	885	675
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	447
Bank of America Corp.
3.004%, 12/20/23	477	486
4.200%, 8/26/24	662	704
(3 month LIBOR + 0.770%) 2.511%, 2/5/26(4)	110	100
Bank of Montreal 3.803%, 12/15/32	661	642
Brighthouse Financial, Inc. 3.700%, 6/22/27	715	620
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	385	363
Brookfield Finance, Inc. 4.000%, 4/1/24	671	678
Capital One Financial Corp.
4.200%, 10/29/25	165	164
3.750%, 7/28/26	765	722
Citadel LP 144A 4.875%, 1/15/27(3)	460	444
Citigroup, Inc.
4.050%, 7/30/22	700	713
3.200%, 10/21/26	525	544
(3 month LIBOR + 1.250%) 2.683%, 7/1/26(4)	900	832
	Par Value	Value

Financials—continued
Discover Bank 4.682%, 8/9/28	$ 475	$ 484
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	240
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	761
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 2.862%, 5/15/26(4)	685	630
ICAHN Enterprises LP 6.250%, 5/15/26	575	543
Jefferies Financial Group, Inc. 5.500%, 10/18/23	345	348
Jefferies Group LLC
5.125%, 1/20/23	123	125
4.850%, 1/15/27	340	337
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	680	700
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	345	272
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	153	156
144A 4.569%, 2/1/29(3)	537	594
Morgan Stanley
3.125%, 7/27/26	740	765
6.375%, 7/24/42	1,275	1,820
MSCI, Inc.
144A 4.000%, 11/15/29(3)	340	338
144A 3.625%, 9/1/30(3)	15	14
Navient Corp.
6.750%, 6/25/25	300	276
5.000%, 3/15/27	95	82
Prudential Financial, Inc.
5.875%, 9/15/42	100	97
See Notes to Financial Statements
17

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
5.625%, 6/15/43(9)	$ 755	$ 710
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	355
3.500%, 6/7/24	455	444
4.400%, 7/13/27	340	334
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	536
Springleaf Finance Corp.
6.875%, 3/15/25	235	237
7.125%, 3/15/26	135	132
5.375%, 11/15/29	35	32
Synchrony Financial 3.950%, 12/1/27	730	649
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	745	760
Toronto-Dominion Bank (The) 3.625%, 9/15/31	585	582
Trinity Acquisition plc 4.400%, 3/15/26	230	240
Truist Bank 2.250%, 3/11/30	505	463
UBS AG 7.625%, 8/17/22	500	515
Voya Financial, Inc. 5.650%, 5/15/53	455	417
Wells Fargo & Co.
3.550%, 9/29/25	510	538
Series S 5.900%(7)(9)	570	560
Zions Bancorp NA 3.250%, 10/29/29	405	344
		27,428

Health Care—0.8%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	22	19
	Par Value	Value

Health Care—continued
Anthem, Inc. 2.875%, 9/15/29	$ 450	$ 438
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	70	68
Centene Corp. 144A 4.625%, 12/15/29(3)	190	191
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	115	111
CVS Health Corp.
2.875%, 6/1/26	760	766
3.750%, 4/1/30	195	202
HCA, Inc.
5.375%, 2/1/25	180	183
5.125%, 6/15/39	235	243
5.250%, 6/15/49	350	373
LifePoint Health, Inc. 144A 4.375%, 2/15/27(3)	170	160
Mylan NV 3.950%, 6/15/26	595	594
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	214
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	570	589
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	15	11
Tenet Healthcare Corp. 144A 5.125%, 11/1/27(3)	157	150
		4,312

Industrials—0.9%
ASGN, Inc. 144A 4.625%, 5/15/28(3)	238	223
See Notes to Financial Statements
18

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	$ 705	$ 652
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	452
Carlisle Cos., Inc. 2.750%, 3/1/30	252	220
DP World plc 144A 6.850%, 7/2/37(3)	370	349
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	220	197
Hillenbrand, Inc. 4.500%, 9/15/26	295	301
Oshkosh Corp. 4.600%, 5/15/28	507	491
Pentair Finance S.a.r.l 4.500%, 7/1/29	800	842
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	455	411
Stanley Black & Decker, Inc. 4.000%, 3/15/60(9)	605	574
TransDigm, Inc. 144A 5.500%, 11/15/27(3)	370	332
		5,044

Information Technology—0.7%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	15	13
Citrix Systems, Inc. 3.300%, 3/1/30	815	758
Dell International LLC
144A 6.020%, 6/15/26(3)	100	106
144A 8.100%, 7/15/36(3)	270	311
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	595	626
Juniper Networks, Inc. 3.750%, 8/15/29	510	495
	Par Value	Value

Information Technology—continued
Motorola Solutions, Inc.
4.600%, 2/23/28	$ 440	$ 449
4.600%, 5/23/29	225	236
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	30	29
Verisk Analytics, Inc. 4.000%, 6/15/25	500	534
VMware, Inc. 3.900%, 8/21/27	333	328
		3,885

Materials—1.1%
Avery Dennison Corp. 2.650%, 4/30/30	277	258
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(9)	455	482
Celanese US Holdings LLC 3.500%, 5/8/24	570	540
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	60	53
DuPont de Nemours, Inc. 4.493%, 11/15/25	540	581
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	685	624
Greif, Inc. 144A 6.500%, 3/1/27(3)	290	278
GUSAP III LP 144A 4.250%, 1/21/30(3)	475	419
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	670	603
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	60	53
Novelis Corp. 144A 4.750%, 1/30/30(3)	225	200
See Notes to Financial Statements
19

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Olin Corp. 5.625%, 8/1/29	$ 555	$ 511
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	660	687
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	200	188
144A 4.892%, 4/24/25(3)	200	196
Teck Resources Ltd. 6.125%, 10/1/35	500	460
		6,133

Real Estate—1.2%
Corporate Office Properties LP 3.600%, 5/15/23	715	700
EPR Properties 4.750%, 12/15/26	865	786
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	460	359
GLP Capital LP 5.750%, 6/1/28	560	495
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	460
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	610	563
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	475	446
iStar, Inc. 4.250%, 8/1/25	445	366
MPT Operating Partnership LP
5.000%, 10/15/27	240	233
4.625%, 8/1/29	115	106
Office Properties Income Trust 4.500%, 2/1/25	855	837
	Par Value	Value

Real Estate—continued
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	$ 485	$ 495
Service Properties Trust
4.950%, 2/15/27	640	485
4.375%, 2/15/30	40	30
		6,361

Utilities—1.1%
CenterPoint Energy, Inc. 4.250%, 11/1/28	370	380
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(3)	400	354
DPL, Inc. 144A 4.350%, 4/15/29(3)	677	644
Edison International 4.950%, 4/15/25	580	579
Exelon Corp. 3.497%, 6/1/22	610	590
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	500	520
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	635	671
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	202
PSEG Power LLC 3.850%, 6/1/23	493	501
Southern Power Co. 4.150%, 12/1/25	585	603
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	260	218
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	350	367
See Notes to Financial Statements
20

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	$ 580	$ 515
		6,144

Total Corporate Bonds and Notes (Identified Cost $83,212)		78,093

Leveraged Loans(4)—2.0%
Aerospace—0.1%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 1/18/27	350	310
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 4.740%, 12/6/25	84	79
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	206	187
		576

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	444	396
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 4.265%, 11/1/26	105	95
	Par Value	Value

Energy—continued
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 11.988%, 12/31/21	$ 80	$ 4
CITGO Petroleum Corp. 2019, Tranche B (1 month LIBOR + 5.000%) 6.000%, 3/27/24	287	250
		349

Financial—0.0%
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 3.680%, 6/28/23	27	24
Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 1/15/27	100	92
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 3/31/25	182	162
		254

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (3 month LIBOR + 2.000%) 2.863%, 7/1/26	228	216
Reynolds Consumer Products LLC (3 month LIBOR + 1.750%) 3.501%, 2/4/27	70	66
See Notes to Financial Statements
21

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.252%, 1/31/25	$ 40	$ 27
		309

Gaming / Leisure—0.1%
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 2.739%, 7/8/24	316	288
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	164	139
		427

Healthcare—0.3%
21st Century Oncology, Inc. Tranche B (1 month LIBOR + 6.125%) 7.125%, 1/16/23	30	29
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	82	72
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.362%, 11/27/25	119	112
(1 month LIBOR + 3.000%) 3.612%, 6/2/25	62	59
Catalent Pharma Solutions, Inc. Tranche B-2 (3 month LIBOR + 2.250%) 0.000%, 5/18/26(10)	215	207
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.073%, 6/7/23	315	278
	Par Value	Value

Healthcare—continued
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/11/25	$ 363	$ 345
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	443	409
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 3.430%, 3/6/25	55	52
		1,563

Housing—0.2%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.989%, 1/15/27	467	440
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	88	73
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.989%, 11/21/24	532	460
		973

Information Technology—0.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.450%, 9/19/25	57	51
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 5.239%, 10/2/25	210	173
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	446	405
See Notes to Financial Statements
22

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Presidio Holdings, Inc. (4 month LIBOR + 3.500%) 5.280%, 1/22/27	$ 30	$ 28
		657

Manufacturing—0.0%
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 2/28/27	45	42
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	260	222
		264

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	346	321
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	272	260
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	465	424
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	95	89
		773

	Par Value	Value

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	$ 180	$ 167
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	199	174
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 3/9/27	350	329
		670

Media / Telecom - Wireless Communications—0.0%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	40	37
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.740%, 4/11/25	206	195
		232

Service—0.2%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.959%, 2/6/26	415	372
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.489%, 2/12/27	279	237
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.239%, 12/31/25	490	431
See Notes to Financial Statements
23

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Service—continued
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	$ 405	$ 322
		1,362

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 11/2/23(5)	302	197
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 4.280%, 11/6/24	329	282
		479

Utility—0.3%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 0.000%, 4/14/25(10)	259	249
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	564	530
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 3.240%, 4/5/26	452	428
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	265	256
		1,463

Total Leveraged Loans (Identified Cost $12,320)		11,092

	Shares	Value
Preferred Stocks—0.5%
Financials—0.4%
JPMorgan Chase & Co. Series HH, 4.600%	199 (11)	$ 174
KeyCorp Series D, 5.000%(12)	375 (11)	326
M&T Bank Corp. Series F, 5.125%(12)	476 (11)	457
MetLife, Inc. Series D, 5.875%	277 (11)	265
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715 (11)	676
Zions Bancorp, 6.950%	6,400	167
		2,065

Industrials—0.1%
General Electric Co. Series D, 5.000%	645 (11)	532
Total Preferred Stocks (Identified Cost $2,761)		2,597

Common Stocks—59.5%
Communication Services—10.7%
Activision Blizzard, Inc.	65,640	3,904
Adevinta ASA(13)	208,750	1,890
Ascential plc	481,822	1,465
Auto Trader Group plc	568,544	3,072
carsales.com Ltd.	102,164	734
Clear Channel Outdoor Holdings, Inc.(13)	1,381	1
CTS Eventim AG & Co. KGaA	40,702	1,862
Facebook, Inc. Class A(13)	87,370	14,573
Karnov Group AB(13)	343,814	1,789
MarkLines Co., Ltd.	15,700	236
Netflix, Inc.(13)	33,430	12,553
Rightmove plc	530,871	3,202
See Notes to Financial Statements
24

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Communication Services—continued
Scout24 AG	43,330	$ 2,590
Tencent Holdings Ltd. ADR	186,340	9,147
Yandex N.V. Class A(13)	30,500	1,039
		58,057

Consumer Discretionary—13.3%
Alibaba Group Holding Ltd. Sponsored ADR(13)	84,680	16,469
Amazon.com, Inc.(13)	12,130	23,650
Home Depot, Inc. (The)	20,710	3,867
Las Vegas Sands Corp.	105,470	4,479
McDonald’s Corp.	21,080	3,486
MercadoLibre, Inc.(13)	7,890	3,855
Mercari, Inc.(13)	73,800	1,433
NIKE, Inc. Class B	89,350	7,393
Ross Stores, Inc.	57,840	5,030
Trip.com Group Ltd. ADR(13)	84,710	1,986
Union Auction PCL	4,730,000	597
		72,245

Consumer Staples—3.1%
Cia Cervecerias Unidas SA Sponsored ADR	64,179	859
McCormick & Co., Inc.	23,010	3,249
Monster Beverage Corp.(13)	71,940	4,047
Philip Morris International, Inc.	49,290	3,596
Procter & Gamble Co. (The)	47,970	5,277
		17,028

Energy—0.1%
Frontera Energy Corp.	1,798	5
Pason Systems, Inc.	166,680	740
		745

Financials—4.5%
Bank of America Corp.	284,630	6,043
CME Group, Inc.	20,600	3,562
	Shares	Value

Financials—continued
Gruppo Mutuionline SpA	108,581	$ 1,823
MarketAxess Holdings, Inc.	16,070	5,344
Mortgage Advice Bureau Holdings Ltd.	304,400	1,987
Progressive Corp. (The)	30,010	2,216
Sabre Insurance Group plc	397,573	1,411
Vostok New Ventures Ltd. SDR(13)	357,669	1,905
		24,291

Health Care—3.6%
Danaher Corp.	39,290	5,438
Haw Par Corp., Ltd.	149,800	1,082
HealthEquity, Inc.(13)	44,390	2,246
Illumina, Inc.(13)	9,620	2,627
Zoetis, Inc.	70,830	8,336
		19,729

Industrials—8.0%
51job, Inc. ADR(13)	21,100	1,295
Asiakastieto Group Oyj	23,630	664
CoStar Group, Inc.(13)	11,190	6,571
DSV PANALPINA A/S	10,929	994
en-japan, Inc.	5,000	93
Equifax, Inc.	20,770	2,481
Fair Isaac Corp.(13)	11,870	3,652
Haitian International Holdings Ltd.	459,000	851
HeadHunter Group plc ADR	209,800	3,351
JOST Werke AG	28,077	677
Kansas City Southern	33,730	4,290
Knorr-Bremse AG	12,321	1,083
Marel HF	338,627	1,315
MTU Aero Engines AG	4,927	712
Roper Technologies, Inc.	18,280	5,700
Rotork plc	291,000	770
S-1 Corp.	11,890	785
Simplybiz Group plc (The)	679,214	1,226
Uber Technologies, Inc.(13)	141,350	3,947
See Notes to Financial Statements
25

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Industrials—continued
VAT Group AG	7,721	$ 1,053
Voltronic Power Technology Corp.	80,850	1,680
		43,190

Information Technology—14.7%
Accenture plc Class A	26,420	4,313
Admicom Oyj	8,844	649
Alten SA	24,064	1,694
Amphenol Corp. Class A	81,540	5,943
Avalara, Inc.(13)	93,730	6,992
Bill.com Holdings, Inc.(13)(14)	187,114	6,399
Bouvet ASA	22,290	700
FDM Group Holdings plc	101,391	920
Fortnox AB	56,907	943
Freee KK(13)	34,800	1,119
NVIDIA Corp.	42,610	11,232
Paycom Software, Inc.(13)	51,320	10,367
SimCorp A/S	19,197	1,601
Trade Desk, Inc. (The) Class A(13)	29,750	5,742
Visa, Inc. Class A	82,510	13,294
Webcash Corp.	44,700	1,407
Webstep AS	282,917	429
Workday, Inc. Class A(13)	46,770	6,090
		79,834

Materials—1.5%
Chr. Hansen Holding A/S	15,110	1,115
Corp. Moctezuma SAB de C.V.	482,093	1,063
Ecolab, Inc.	36,580	5,700
		7,878

Total Common Stocks (Identified Cost $238,322)		322,997

Exchange-Traded Fund—0.1%
iShares iBoxx High Yield Corporate Bond ETF(15)	7,078	546
Total Exchange-Traded Fund (Identified Cost $540)		546
	Shares	Value

Total Long-Term Investments—97.4% (Identified Cost $447,772)		$ 528,924

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(15)	12,054,712	12,055
Total Short-Term Investment (Identified Cost $12,055)		12,055

TOTAL INVESTMENTS—99.6% (Identified Cost $459,827)		$540,979
Other assets and liabilities, net—0.4%		2,081
NET ASSETS—100.0%		$543,060
Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security
SDR	Swedish Depositary Receipt

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
26

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $87,384 or 16.1% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	87% of the income received was in PIK and 13% was in cash.
(7)	No contractual maturity date.
(8)	Amount is less than $500.
(9)	Interest payments may be deferred.
(10)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Interest may be forfeited.
(13)	Non-income producing.
(14)	All or a portion of the security is restricted.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	81%
China	5
United Kingdom	3
Germany	1
Russia	1
Canada	1
Denmark	1
Other	7
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Financial Statements
27

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 21,862	$ —	$ 21,239	$ 623
Corporate Bonds and Notes	78,093	—	78,093	— (1)
Foreign Government Securities	629	—	629	—
Leveraged Loans	11,092	—	10,895	197
Mortgage-Backed Securities	56,112	—	55,348	764
Municipal Bonds	5,384	—	5,384	—
U.S. Government Securities	29,612	—	29,612	—
Equity Securities:
Common Stocks	322,997	274,979	48,018	—
Exchange-Traded Fund	546	546	—	—
Preferred Stocks	2,597	167	2,430	—
Money Market Mutual Fund	12,055	12,055	—	—
Total Investments	$540,979	$287,747	$251,648	$1,584

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $6,399 were transferred from Level 3 to Level 1 due to a market listing. Securities held by the Fund with an end of period value of $873 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $136 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements
28

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Convertible Preferred Stock	Warrant
Investments in Securities
Balance as of September 30, 2019:	$ 5,212	$ —	$ —(a) (b)	$ —	$1,342	$ 3,862	$ 8
Accrued discount/(premium)	(1)	(1)	— (a)	—	— (a)	—	—
Change in unrealized appreciation (depreciation)(c)	2,252	(93)	— (a)	(96)	(98)	2,537	2
Purchases	1,330	581	—	294	455	—	—
Sales (d)	(73)	—	—	(1)	(62)	—	(10)
Transfers into Level 3(e)	136	136	— (a)	—	—	—	—
Transfers from Level 3(e)	(7,272)	—	—	—	(873)	(6,399)	—
Balance as of March 31, 2020	$ 1,584	$623	$ —(a)	$197	$ 764	$ —	$ —
(a) Amount is less than $500.
(b)Includes internally fair valued securities currently priced at zero ($0).
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $2,252.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
29

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 540,979
Cash	3,890
Receivables
Investment securities sold	303
Fund shares sold	489
Dividends and interest	1,700
Tax reclaims	39
Securities lending income	— (a)
Prepaid Trustees’ retainer	14
Prepaid expenses	28
Other assets	50
Total assets	547,492
Liabilities
Due to custodian	2
Payables
Fund shares repurchased	614
Investment securities purchased	3,044
Investment advisory fees	261
Distribution and service fees	123
Administration and accounting fees	49
Transfer agent and sub-transfer agent fees and expenses	116
Professional fees	24
Trustee deferred compensation plan	50
Interest expense and/or commitment fees	1
Other accrued expenses	91
Other payables	57
Total liabilities	4,432
Net Assets	$ 543,060
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 461,133
Accumulated earnings (loss)	81,927
Net Assets	$ 543,060
Net Assets:
Class A	$ 530,989
Class C	$ 8,199
Class I	$ 3,872
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	59,252,187
Class C	888,539
Class I	433,424
See Notes to Financial Statements
30

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 8.96
Class C	$ 9.23
Class I	$ 8.93
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 9.51
* Maximum sales charge
(1) Investment in securities at cost	$ 459,827

(a)	Amount is less than $500.
See Notes to Financial Statements
31

TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
Investment Income
Dividends	$ 1,686
Interest	4,287
Security lending, net of fees	27
Foreign taxes withheld	(56)
Total investment income	5,944
Expenses
Investment advisory fees	1,659
Distribution and service fees, Class A	738
Distribution and service fees, Class C	45
Administration and accounting fees	318
Transfer agent fees and expenses	161
Sub-transfer agent fees and expenses, Class A	105
Sub-transfer agent fees and expenses, Class C	1
Sub-transfer agent fees and expenses, Class I	1
Custodian fees	2
Printing fees and expenses	21
Professional fees	18
Interest expense and/or commitment fees	2
Registration fees	32
Trustees’ fees and expenses	23
Miscellaneous expenses	97
Total expenses	3,223
Plus net expenses recaptured(1)	5
Less low balance account fees	(11)
Net expenses	3,217
Net investment income (loss)	2,727
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,974
Foreign currency transactions	18
Net change in unrealized appreciation (depreciation) on:
Investments	(28,419)
Foreign currency transactions	— (2)
Net realized and unrealized gain (loss) on investments	(26,427)
Net increase (decrease) in net assets resulting from operations	$(23,700)

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements
32

TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,727	$ 5,876
Net realized gain (loss)	1,992	9,800
Net increase from payment by affiliates	—	12
Net change in unrealized appreciation (depreciation)	(28,419)	27,097
Increase (decrease) in net assets resulting from operations	(23,700)	42,785
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(10,016)	(8,659)
Class C	(118)	(106)
Class I	(64)	(23)
Total Dividends and Distributions to Shareholders	(10,198)	(8,788)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (1,929 and 618 shares, respectively)	19,969	5,756
Class C (111 and 178 shares, respectively)	1,139	1,738
Class I (317 and 315 shares, respectively)	3,156	2,979
Net assets from merger(1):
Class A (— and 48,375 shares, respectively)	—	423,501
Class C (— and 636 shares, respectively)	—	5,724
Reinvestment of distributions:
Class A (947 and 891 shares, respectively)	9,365	7,982
Class C (11 and 12 shares, respectively)	114	101
Class I (7 and 2 shares, respectively)	64	22
Shares repurchased and cross class conversions:
Class A ((3,531) and (5,183) shares, respectively)	(34,846)	(48,127)
Class C ((109) and (327) shares, respectively)	(1,117)	(3,141)
Class I ((186) and (21) shares, respectively)	(1,802)	(206)
Increase (decrease) in net assets from capital transactions	(3,958)	396,329
Net increase (decrease) in net assets	(37,856)	430,326
Net Assets
Beginning of period	580,916	150,590
End of Period	$ 543,060	$ 580,916

(1)	See Note 10 in the Notes to Financial Statements.
See Notes to Financial Statements
33

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/19 to 3/31/20(6)	$ 9.51	0.05	(0.43)	(0.38)	(0.05)	(0.12)	(0.17)
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	(0.22)	(0.34)
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	(0.07)	(0.21)
4/1/16 to 9/30/17(10)	8.33	0.08	0.69	0.77	(0.08)	(0.02)	(0.10)
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	(0.69)	(0.84)
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)
Class C
10/1/19 to 3/31/20(6)	$ 9.78	— (8)	(0.42)	(0.42)	(0.01)	(0.12)	(0.13)
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	(0.22)	(0.26)
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	(0.07)	(0.13)
4/1/16 to 9/30/17(10)	8.55	0.05	0.70	0.75	(0.04)	(0.02)	(0.06)
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	(0.69)	(0.77)
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)
Class I
10/1/19 to 3/31/20(6)	$ 9.51	0.06	(0.46)	(0.40)	(0.06)	(0.12)	(0.18)
1/29/19 (15) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	(0.10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
34

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

—	(0.55)	$8.96	(4.15) %	$530,989	1.06% (7)	1.06%	0.91%	17%
— (8)	(0.15)	9.51	2.36 (9)	569,543	1.14 (7)	1.14	1.33	51
—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
—	0.67	9.00	9.25	142,481	1.38	1.38	1.81	26
—	(0.11)	8.33	9.20 (11)	137,388	1.37 (11)(12)	1.38	1.86 (11)	104
—	(1.31)	8.44	(7.36)	147,546	1.32	1.33	2.25	81
—	(0.31)	9.75	3.60	180,435	1.30	1.30	2.09	69

—	(0.55)	$9.23	(4.42) %	$ 8,199	1.90% (7)(13)	1.79%	0.08%	17%
— (8)	(0.15)	9.78	1.48 (9)	8,560	1.91 (14)	1.99	0.59	51
—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
—	0.69	9.24	8.80	4,054	2.14	2.15	1.05	26
—	(0.09)	8.55	8.37 (11)	4,378	2.11 (11)(12)	2.13	1.13 (11)	104
—	(1.32)	8.64	(8.02)	5,460	2.07	2.08	1.51	81
—	(0.31)	9.96	2.81	6,328	2.04	2.04	1.29	69

—	(0.58)	$8.93	(4.23) %	$ 3,872	0.80% (7)	0.80%	1.18%	17%
— (8)	0.85	9.51	10.94 (9)	2,813	0.88 (7)	0.89	1.52	51 (16)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
35

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	Amount is less than $0.005 per share.
(9)	Payment from affiliates had no impact on total return.
(10)	The Fund changed its fiscal year end to September 30, during the period.
(11)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.08%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.08%.
(12)	Net expense ratio includes extraordinary proxy expenses.
(13)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(14)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(15)	Inception date.
(16)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2019.
See Notes to Financial Statements
36

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 12 funds of the Trust are offered for sale, of which the Tactical Allocation Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares and Class I shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares are sold without a front-end sales charge or CDSC.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from
37

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do
38

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
39

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in
40

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
I.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) that permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
41

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.55%	0.50%	0.45%
B.	Subadvisers
The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.
Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio and international equity portfolio.
C.	Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of the Fund’s average net asset values through January 31, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class I
1.15% ‡	1.90% ‡	0.90% ‡
‡	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such
42

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2022
Class C	$— (1)

(1)	Amount is less than $500.
During the period ended March 31, 2020, the Adviser recaptured expenses previously waived for the Fund:
Class C	$5
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $13 for Class A shares and CDSC of $(11) for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2020, the Fund incurred administration fees totaling $288 which are included in the Statement of Operations within the line item “Administration and accounting fees”. The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Fund incurred transfer agent fees totaling $129 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliate
The Fund was reimbursed by a subadviser for costs incurred due to an error in the processing of a corporate action of an investment during the period ended March 31, 2020.
43

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2020.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2020, were as follows:
Purchases	Sales
$80,418	$114,812
Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2020, were as follows:
Purchases	Sales
$20,101	$2,819
Note 5. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
44

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 6.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 7. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The Fund held the following security considered to be restricted at March 31, 2020:
Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Bill.com Holdings, Inc.	12/21/2018	$3,109	$6,399	1.2%
Note 8. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2020.
45

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 9. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 460,274	$ 110,446	$ (29,741)	$ 80,705
Note 10. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Strategic Allocation Fund (the “Merged Fund”), a series of the Trust, and Tactical Allocation Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of both funds to own shares of a larger combined fund and to allow shareholders of the Merged Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on January 25, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Strategic Allocation Fund		Tactical Allocation Fund
Class A Shares	30,726,803	Class A Shares	48,374,727	$423,501
Class C Shares	419,945	Class C Shares	635,849	5,724
46

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Strategic Allocation Fund	$429,225	$55,954	Tactical Allocation Fund	$133,917
The net assets of the Acquiring Fund immediately following the acquisition were $563,142.
Assuming the acquisition had been completed on October 1, 2018, the Tactical Allocation Fund’s pro-forma results of operations for the period ended September 30, 2019 would have been as follows:
Net investment income (loss)	$7,628(a)
Net realized and unrealized gain (loss) on investments	5,864 (b)
Net increase (decrease) in net assets resulting from operations	$13,492
(a) $5,876, as reported in the Statement of Operations, plus $1,752 net investment income from Virtus Strategic Allocation Fund pre-merger.
(b) $36,909, as reported in the Statement of Operations, plus $(31,045) net realized and unrealized gain (loss) on investments from Virtus Strategic Allocation Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Strategic Allocation Fund that have been included in the acquiring Tactical Allocation Fund’s Statement of Operations since January 25, 2019.
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities held at a premium,
47

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has implemented the ASU 2017-08 and determined the impact of this guidance to the Fund’s net assets at the end of the period is not material.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
48

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) as subadviser to the fixed income portfolio of Virtus Tactical Allocation Fund (the “Fund”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
49

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
50

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2019.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed the median of its Performance Universe for the 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 3-year period and underperformed its benchmark for the 1-, 5- and 10-year periods.
The Board considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid
51

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board then concluded that no changes to the advisory fee structure of
52

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the portion of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
53

Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:
Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a generalmarket downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

TACTICAL ALLOCATION FUND
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8649	05-20

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/5/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/5/2020

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/5/2020

*	Print the name and title of each signing officer under his or her signature.